UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-03480

Fidelity Oxford Street Trust

 (Exact name of registrant as specified in charter)

245 Summer St., Boston, Massachusetts  02210

 (Address of principal executive offices)       (Zip code)

William C. Coffey, Secretary

245 Summer St.

Boston, Massachusetts  02210

(Name and address of agent for service)

Registrant's telephone number, including area code:

617-563-7000

Date of fiscal year end:	July 31

Date of reporting period:	July 31, 2019

Item 1.

Reports to Stockholders

Fidelity® Series Commodity Strategy Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Performance
Management's Discussion of Fund Performance
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Past 5 years	Life of fundA
Fidelity® Series Commodity Strategy Fund	(5.84)%	(8.83)%	(4.71)%

 A From October 1, 2009

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Series Commodity Strategy Fund on October 1, 2009, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg® Commodity Index Total Return performed over the same period.

Period Ending Values
$6,220	Fidelity® Series Commodity Strategy Fund
$6,623	Bloomberg® Commodity Index Total Return

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, commodity team:  For the fiscal year, the fund returned -5.84%, trailing the -5.36% result of the benchmark Bloomberg Commodity Index Total Return℠. The fund's strategy aims to provide broad-based exposure to commodities via commodity-linked futures/swaps or structured notes. The past 12 months, exposure to energy commodities meaningfully detracted from performance versus the benchmark. Relatively warm winter conditions in the U.S. weighed on demand for natural gas (-19%) while domestic production remained strong. WTI crude oil fell -14%; much of this decline came in the fourth quarter, as slower demand and higher supply drove down the commodity price. Agriculture commodities were generally weak, as often-high supply coupled with U.S.–China trade tension helped push down prices. Soybeans returned roughly -10%, while wheat and corn prices returned -17% and about -3%, respectively. Trade tension and a weakening global economic outlook weighed on certain industrial metals, including copper (-5%) and aluminum (-15%). Nickel and zinc gained roughly 4% and 2%, respectively, reflecting falling inventories for these metals. In the precious metals sector, gold (+16%) and silver (+4%) were driven by concerns about global economic performance underscored by trade tension and accommodative central banks. In the livestock sector, lean hogs gained 7%, partly driven by the supply-and-demand effects of African swine fever in China, the world's largest producer and consumer and pork. Live cattle prices rose 2%, reflecting strong demand for beef.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity- linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of July 31, 2019*

% of fund’s total commodity-linked investments
Commodity Swaps	85.2%
Commodity Futures	14.8%

Commodity Sector Diversification as of July 31, 2019*

% of fund’s total commodity-linked investments
Energy	31.5%
Agriculture	28.1%
Precious Metals	17.2%
Industrial Metals	17.7%
Livestock	5.5%

* Investments in Commodity Swaps provide exposure to the commodities market via the Bloomberg Commodity Index Total Return, an unmanaged index composed of futures contracts on 23 physical commodities. The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 9.0%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.11% to 2.39% 8/8/19 to 10/10/19 (a)(b)
(Cost $653,584,341)	655,000,000	653,693,950
	Shares	Value

Money Market Funds - 91.0%
Fidelity Cash Central Fund 2.43% (c)
(Cost $6,591,947,729)	6,591,118,596	6,592,436,820
TOTAL INVESTMENT IN SECURITIES - 100.0%
(Cost $7,245,532,070)		7,246,130,770
NET OTHER ASSETS (LIABILITIES) - 0.0%		495,241
NET ASSETS - 100%		$7,246,626,011

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	3,221	Sept. 2019	$64,460,263	$(4,488,459)	$(4,488,459)
CBOT HRW Wheat Contracts (United States)	537	Sept. 2019	11,350,838	(1,099,650)	(1,099,650)
CBOT Soybean Contracts (United States)	1,361	Nov. 2019	59,986,075	(597,322)	(597,322)
CBOT Soybean Meal Contracts (United States)	1,116	Dec. 2019	34,082,640	(1,795,816)	(1,795,816)
CBOT Soybean Oil Contracts (United States)	1,896	Dec. 2019	32,114,448	81,337	81,337
CBOT Wheat Contracts (United States)	1,270	Sept. 2019	30,940,375	(1,724,830)	(1,724,830)
CME Lean Hogs Contracts (United States)	780	Oct. 2019	22,152,000	(389,640)	(389,640)
CME Live Cattle Contracts (United States)	867	Oct. 2019	37,333,020	(465,829)	(465,829)
COMEX Copper Contracts (United States)	1,159	Sept. 2019	77,122,588	75,738	75,738
COMEX Gold 100 oz. Contracts (United States)	991	Dec. 2019	141,319,940	546,134	546,134
COMEX Silver Contracts (United States)	515	Sept. 2019	41,922,425	3,199,069	3,199,069
ICE Brent Crude Contracts (United Kingdom)	1,338	Sept. 2019	85,510,970	(1,405,381)	(1,405,381)
ICE Coffee 'C' Contracts (United States)	671	Sept. 2019	25,074,431	(376,600)	(376,600)
ICE Cotton No. 2 Contracts (United States)	407	Dec. 2019	12,991,440	(347,242)	(347,242)
ICE Low Sulphur Gasoil Contracts (United States)	504	Sept. 2019	30,236,200	1,653,128	1,653,128
ICE Sugar No. 11 Contracts (United States)	2,322	Oct. 2019	31,753,814	(1,394,846)	(1,394,846)
LME Aluminum Contracts (United Kingdom)	977	Sept. 2019	43,726,856	167,862	167,862
LME Nickel Contracts (United Kingdom)	423	Sept. 2019	36,818,766	6,277,922	6,277,922
LME Zinc Contracts (United Kingdom)	534	Sept. 2019	32,714,175	(403,083)	(403,083)
NYMEX Gasoline RBOB Contracts (United States)	421	Sept. 2019	32,670,599	2,839,654	2,839,654
NYMEX Natural Gas Contracts (United States)	3,029	August 2019	67,811,390	(2,749,256)	(2,749,256)
NYMEX NY Harbor ULSD Contracts (United States)	303	Sept. 2019	24,886,134	1,517,543	1,517,543
NYMEX WTI Crude Oil Contracts (United States)	1,637	August 2019	95,004,550	7,203,784	7,203,784
TOTAL FUTURES CONTRACTS					$6,324,217

The notional amount of futures purchased as a percentage of Net Assets is 14.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $779,751,032.

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Barclays Bank PLC	Sep. 2019	$66,000,000	$1,876,055	$0	$1,876,055
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Aug. 2019	112,000,000	(504,101)	0	(504,101)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Aug. 2019	110,000,000	(3,478,389)	0	(3,478,389)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Oct. 2019	73,000,000	(677,268)	0	(677,268)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Oct. 2019	66,000,000	754,695	0	754,695
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Oct. 2019	50,000,000	612,594	0	612,594
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Oct. 2019	50,000,000	(319,278)	0	(319,278)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Nov. 2019	125,000,000	(397,770)	0	(397,770)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Aug. 2019	91,000,000	(2,063,897)	0	(2,063,897)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Oct. 2019	141,900,000	750,799	0	750,799
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Nov. 2019	108,000,000	(896,034)	0	(896,034)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Nov. 2019	100,000,000	(2,348,075)	0	(2,348,075)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Credit Suisse International	Aug. 2019	80,500,000	(2,547,688)	0	(2,547,688)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Credit Suisse International	Aug. 2019	66,500,000	(844,741)	0	(844,741)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Credit Suisse International	Sep. 2019	102,500,000	(656,529)	0	(656,529)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Aug. 2019	93,500,000	(3,222,444)	0	(3,222,444)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Aug. 2019	77,500,000	(316,692)	0	(316,692)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Sep. 2019	147,000,000	(1,365,811)	0	(1,365,811)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Sep. 2019	113,000,000	(432,007)	0	(432,007)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Sep. 2019	24,500,000	(77,876)	0	(77,876)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Oct. 2019	150,000,000	(3,499,470)	0	(3,499,470)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Oct. 2019	143,000,000	2,879,294	0	2,879,294
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Oct. 2019	98,000,000	(909,423)	0	(909,423)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Nov. 2019	152,000,000	0	0	0
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Nov. 2019	75,000,000	(1,764,269)	0	(1,764,269)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Aug. 2019	140,000,000	(3,361,282)	0	(3,361,282)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Sep. 2019	127,000,000	(1,102,601)	0	(1,102,601)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Oct. 2019	137,000,000	2,111,445	0	2,111,445
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Oct. 2019	124,000,000	1,523,907	0	1,523,907
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Oct. 2019	90,000,000	(1,121,851)	0	(1,121,851)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Nov. 2019	125,500,000	(2,949,476)	0	(2,949,476)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Nov. 2019	100,000,000	(2,346,760)	0	(2,346,760)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Nov. 2019	50,000,000	(414,543)	0	(414,543)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Dec. 2019	98,500,000	(410,502)	0	(410,502)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	Merrill Lynch International	Sep. 2019	89,000,000	(1,844,218)	0	(1,844,218)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 10 basis points	At Maturity	Merrill Lynch International	Oct. 2019	150,000,000	(936,350)	0	(936,350)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Merrill Lynch International	Oct. 2019	100,000,000	1,225,188	0	1,225,188
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Morgan Stanley Capital Group, Inc.	Aug. 2019	91,500,000	(3,382,349)	0	(3,382,349)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Morgan Stanley Capital Group, Inc.	Oct. 2019	140,000,000	2,870,944	0	2,870,944
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Morgan Stanley Capital Group, Inc.	Oct. 2019	97,600,000	(651,205)	0	(651,205)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Aug. 2019	140,000,000	(3,371,868)	0	(3,371,868)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Sep. 2019	140,000,000	(791,432)	0	(791,432)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Oct. 2019	151,000,000	3,094,491	0	3,094,491
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Oct. 2019	98,300,000	(2,293,885)	0	(2,293,885)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Oct. 2019	90,000,000	(1,124,292)	0	(1,124,292)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Oct. 2019	50,000,000	(312,839)	0	(312,839)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Nov. 2019	100,000,000	(2,351,824)	0	(2,351,824)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Nov. 2019	100,000,000	(1,148,386)	0	(1,148,386)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Nov. 2019	50,000,000	(414,830)	0	(414,830)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Aug. 2019	155,000,000	(3,729,233)	0	(3,729,233)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Sep. 2019	99,500,000	(1,409,257)	0	(1,409,257)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Sep. 2019	90,000,000	796,846	0	796,846
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Nov. 2019	106,000,000	(1,306,989)	0	(1,306,989)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Aug. 2019	136,000,000	(3,273,815)	0	(3,273,815)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Sep. 2019	164,000,000	(925,713)	0	(925,713)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Sep. 2019	110,000,000	123,657	0	123,657
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Oct. 2019	100,000,000	(2,333,268)	0	(2,333,268)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Nov. 2019	123,700,000	(1,420,316)	0	(1,420,316)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Nov. 2019	75,500,000	(396,567)	0	(396,567)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11.5 basis points	At Maturity	UBS AG	Nov. 2019	75,000,000	(1,763,662)	0	(1,763,662)

TOTAL RETURN SWAPS								$(54,591,160)		$(54,591,160)

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

For the period, the average monthly notional amount for swaps in the aggregate was $4,051,241,667.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $54,076,860.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $413,688,534.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$96,453,018
Total	$96,453,018

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in unrealized appreciation (depreciation)	Value, end of period
Geode Series Commodity Return Cayman Ltd.	$437,383,816	$620,999,932	$--	$--	$--	$(403,452,661)	$654,931,087

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$653,693,950	$--	$653,693,950	$--
Money Market Funds	6,592,436,820	6,592,436,820	--	--
Total Investments in Securities:	$7,246,130,770	$6,592,436,820	$653,693,950	$--
Derivative Instruments:
Assets
Futures Contracts	$23,562,171	$23,562,171	$--	$--
Swaps	18,619,915	--	18,619,915	--
Total Assets	$42,182,086	$23,562,171	$18,619,915	$--
Liabilities
Futures Contracts	$(17,237,954)	$(17,237,954)	$--	$--
Swaps	(73,211,075)	--	(73,211,075)	--
Total Liabilities	$(90,449,029)	$(17,237,954)	$(73,211,075)	$--
Total Derivative Instruments:	$(48,266,943)	$6,324,217	$(54,591,160)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$23,562,171	$(17,237,954)
Swaps(b)	18,619,915	(73,211,075)
Total Commodity Risk	42,182,086	(90,449,029)
Total Value of Derivatives	$42,182,086	$(90,449,029)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Macquarie Bank Ltd.	$3,635,352	$(11,707,015)	$--	$8,071,663	$--
Royal Bank of Canada	3,094,491	(11,809,356)	--	8,714,865	--
JPMorgan Chase Bank, N.A.	2,879,294	(2,673,692)	--	--	205,602
Morgan Stanley Capital Group, Inc.	2,870,944	(4,033,554)	--	1,162,610	--
Barclays Bank PLC	1,876,055	--	--	--	1,876,055
CIBC	1,367,289	(5,376,806)	--	4,009,517	--
Merrill Lynch International	1,225,188	(2,780,568)	--	1,555,380	--
Societe Generale	796,846	(6,445,479)	--	5,648,633	--
Citibank, N.A.	750,799	(5,308,006)	--	4,557,207	--
UBS AG	123,657	(10,113,341)	--	9,989,684	--
Credit Suisse International	--	(4,048,958)	--	4,048,958	--
Goldman Sachs Bank USA	--	(8,914,300)	--	8,914,300	--
Exchange Traded Futures	23,562,171	(17,237,954)	--	--	6,324,217
Total	$42,182,086	$(90,449,029)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $653,584,341)	$653,693,950
Fidelity Central Funds (cost $6,591,947,729)	6,592,436,820
Total Investment in Securities (cost $7,245,532,070)		$7,246,130,770
Receivable for fund shares sold		45,812,628
Distributions receivable from Fidelity Central Funds		12,818,570
Receivable for daily variation margin on futures contracts		580,559
Bi-lateral OTC swaps, at value		18,619,915
Prepaid expenses		6,250
Total assets		7,323,968,692
Liabilities
Payable for investments purchased	$3,931,132
Payable for fund shares redeemed	196,199
Bi-lateral OTC swaps, at value	73,211,075
Other payables and accrued expenses	4,275
Total liabilities		77,342,681
Net Assets		$7,246,626,011
Net Assets consist of:
Paid in capital		$7,345,644,937
Total distributable earnings (loss)		(99,018,926)
Net Assets		$7,246,626,011
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($7,246,626,011 ÷ 1,552,367,415 shares)		$4.67

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Year ended July 31, 2019
Investment Income
Interest		$12,226,907
Income from Fidelity Central Funds		96,453,018
Total income		108,679,925
Expenses
Management fee	$235,826
Custodian fees and expenses	7,292
Independent trustees' fees and expenses	19,296
Subsidiary directors' fees	15,000
Commitment fees	11,691
Total expenses before reductions	289,105
Expense reductions	(4,187)
Total expenses after reductions		284,918
Net investment income (loss)		108,395,007
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	(2,111)
Fidelity Central Funds	1,987
Futures contracts	(105,544,242)
Swaps	(396,006,848)
Total net realized gain (loss)		(501,551,214)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	132,550
Fidelity Central Funds	(2,020)
Futures contracts	38,745,877
Swaps	44,731,341
Total change in net unrealized appreciation (depreciation)		83,607,748
Net gain (loss)		(417,943,466)
Net increase (decrease) in net assets resulting from operations		$(309,548,459)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$108,395,007	$58,711,134
Net realized gain (loss)	(501,551,214)	251,434,895
Change in net unrealized appreciation (depreciation)	83,607,748	(234,600,693)
Net increase (decrease) in net assets resulting from operations	(309,548,459)	75,545,336
Distributions to shareholders	(280,564,691)	–
Distributions to shareholders from net investment income	–	(21,654,710)
Total distributions	(280,564,691)	(21,654,710)
Share transactions - net increase (decrease)	3,666,836,557	256,199,213
Total increase (decrease) in net assets	3,076,723,407	310,089,839
Net Assets
Beginning of period	4,169,902,604	3,859,812,765
End of period	$7,246,626,011	$4,169,902,604
Other Information
Undistributed net investment income end of period		$41,597,709

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity Series Commodity Strategy Fund

Years ended July 31,	2019	2018	2017	2016	2015
Selected Per–Share Data
Net asset value, beginning of period	$5.33	$5.24	$5.22	$5.71	$8.01
Income from Investment Operations
Net investment income (loss)A	.11	.08	.01	(.01)	(.03)
Net realized and unrealized gain (loss)	(.41)	.04	.01	(.48)	(2.27)
Total from investment operations	(.30)	.12	.02	(.49)	(2.30)
Distributions from net investment income	(.09)	(.03)	–	–	–
Distributions from net realized gain	(.27)	–	–	–	–
Total distributions	(.36)	(.03)	–	–	–
Net asset value, end of period	$4.67	$5.33	$5.24	$5.22	$5.71
Total ReturnB	(5.84)%	2.27%	.38%	(8.58)%	(28.71)%
Ratios to Average Net AssetsC,D
Expenses before reductions	.01%	.05%	.56%	.65%	.64%
Expenses net of fee waivers, if any	.01%	.05%	.52%	.60%	.60%
Expenses net of all reductions	.01%	.05%	.52%	.60%	.60%
Net investment income (loss)	2.36%	1.41%	.13%	(.28)%	(.48)%
Supplemental Data
Net assets, end of period (000 omitted)	$7,246,626	$4,169,903	$1,805,457	$1,629,749	$775,700
Portfolio turnover rateE	0%	0%	0%	0%	237%

 A Calculated based on average shares outstanding during the period.

 B Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 C Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 D Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 E Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Series Commodity Strategy Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares of the Fund are only available for purchase by mutual funds for which Fidelity Management & Research Company (FMR) or an affiliate serves as an investment manager. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective August 28, 2017, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Series Commodity Strategy.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode Series Commodity Return Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $654,931,087 in the Subsidiary, representing 9.0% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by FMR and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of FMR. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations and capital loss carryforwards.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$43,202,113
Gross unrealized depreciation	(3,798,360,436)
Net unrealized appreciation (depreciation)	$(3,755,158,323)
Tax cost	$10,943,539,037

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$61,298,678
Capital loss carryforward	$(114,104,407)
Net unrealized appreciation (depreciation) on securities and other investments	$(3,803,425,266)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(85,585,204)
Long-term	(28,519,202)
Total capital loss carryforward	$(114,104,406)

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$280,564,691	$ 21,654,710

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's consolidated financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Consolidated Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Consolidated Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Consolidated Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$(105,544,242)	$38,745,877
Swaps	(396,006,848)	44,731,341
Total Commodity Risk	$(501,551,090)	$83,477,218

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management related services for which the Fund does not pay a management fee. Under the management contract, the investment adviser pays all ordinary operating expenses of the Fund, except custody fees, fees and expenses of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

FMR provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. For the period August 1, 2018 through September 30, 2018, the Subsidiary paid the investment adviser a monthly management fee at an annual rate of .30% of its net assets. Effective October 1, 2018, the Subsidiary no longer paid a monthly management fee. The Subsidiary pays certain operating expenses including custody and directors' fees.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser FMR or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $11,691 and is reflected in Commitment fees on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

Through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $4,187.

9. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Series Commodity Strategy	$280,564,691	$–
From net investment income
Series Commodity Strategy	$–	$21,654,710

10. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018
Series Commodity Strategy
Shares sold	836,786,869	550,783,382	$3,989,754,986	$2,886,862,603
Reinvestment of distributions	58,101,396	4,067,747	280,564,691	21,654,710
Shares redeemed	(125,284,873)	(116,963,429)	(603,483,120)	(625,629,643)
Net increase (decrease)	769,603,392	437,887,700	$3,666,836,557	$2,282,887,670
Class F
Shares sold	–	1,769,509	$–	$9,233,410
Shares redeemed	–	(389,334,067)	–	(2,035,921,867)
Net increase (decrease)	–	(387,564,558)	$–	$(2,026,688,457)

11. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Oxford Street Trust and Shareholders of Fidelity Series Commodity Strategy Fund:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Series Commodity Strategy Fund and its subsidiary (one of the funds constituting Fidelity Oxford Street Trust, referred to hereafter as the “Fund”) as of July 31, 2019, the related consolidated statement of operations for the year ended July 31, 2019, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the consolidated financial highlights for each of the five years in the period ended July 31, 2019 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the five years in the period ended July 31, 2019 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 274 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged the adviser and FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through the adviser, FMR and its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Vince Gubitosi (1972)

Year of Election or Appointment: 2012

Vice President

Mr. Gubitosi also serves as Vice President of other funds. Mr. Gubitosi is the President and Chief Investment Officer of Geode Capital Management, LLC (Geode). Mr. Gubitosi was an employee of Geode from 2002 to 2005, and rejoined Geode in 2007.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Series Commodity Strategy	- %-C
Actual		$1,000.00	$985.20	$--D
Hypothetical-E		$1,000.00	$1,024.79	$--D

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C Amount represents less than .005%.

 D Amount represents less than $.005.

 E 5% return per year before expenses

SCR-S-ANN-0919
1.899299.109

Fidelity® Commodity Strategy Fund Annual Report July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

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Contents

Performance
Management's Discussion of Fund Performance
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-8544 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average Annual Total Returns

For the periods ended July 31, 2019	Past 1 year	Life of fundA
Fidelity® Commodity Strategy Fund	(6.32)%	(1.51)%

 A From May 30, 2017

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® Commodity Strategy Fund on May 30, 2017, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg® Commodity Index Total Return performed over the same period.

Period Ending Values
$9,675	Fidelity® Commodity Strategy Fund
$9,879	Bloomberg® Commodity Index Total Return

Management's Discussion of Fund Performance

Market Recap:  The U.S. equity bellwether S&P 500® index gained 7.99% for the 12 months ending July 31, 2019, beginning the new year on a high note after enduring a historically volatile final quarter of 2018. Upbeat company earnings/outlooks and signs the Federal Reserve may pause on rates boosted stocks to an all-time high on April 30. In May, however, volatility spiked and stocks returned -6.35% for the month amid the Fed’s decision to hold interest rates steady and signal that it had little appetite to adjust them any time soon, as well as retaliatory tariffs imposed on the U.S. by China. The downtrend was similar to late 2018, when many investors fled from risk assets on elevated concerns about future economic growth, global trade and tighter monetary policy. The bull market roared back in June, with the S&P 500® rising 7.05%, and recorded a series of all-time highs in a productive July (+1.44%). For the full 12 months, growth stocks outpaced value, while large-caps handily bested small-caps. By sector, information technology (+19%) led the way, boosted by continued strength in software & services (+26%), the market’s largest industry segment. Three defensive groups also stood out – real estate (+18%), utilities (+17%) and consumer staples (+15%) – followed by consumer discretionary (+10%) and communication services (+8%). In contrast, energy (-16%) was by far the weakest sector. Other notable laggards included materials (0%), financials (+3%), industrials (+4%) and health care (+4%).

Comments from the Geode Capital Management, LLC, commodity team:  For the fiscal year, the fund returned -6.32%, trailing the -5.36% result of the benchmark Bloomberg Commodity Index Total Return℠. The fund's strategy aims to provide broad-based exposure to commodities via commodity-linked futures/swaps or structured notes. The past 12 months, exposure to energy commodities meaningfully detracted from performance versus the benchmark. Relatively warm winter conditions in the U.S. weighed on demand for natural gas (-19%) while domestic production remained strong. WTI crude oil fell -14%; much of this decline came in the fourth quarter, as slower demand and higher supply drove down the commodity price. Agriculture commodities were generally weak, as often-high supply coupled with U.S./China trade tension helped push down prices. Soybeans returned roughly -10%, while wheat and corn prices returned -17% and about -3%, respectively. Trade tension and a weakening global economic outlook weighed on certain industrial metals, including copper (-5%) and aluminum (-15%). Nickel and zinc gained roughly 4% and 2%, respectively, reflecting falling inventories for these metals. In the precious metals sector, gold (+16%) and silver (+4%) were driven by concerns about global economic performance underscored by trade tension and accommodative central banks. In the livestock sector, lean hogs gained 7%, partly driven by the supply-and-demand effects of African swine fever in China, the world's largest producer and consumer and pork. Live cattle prices rose 2%, reflecting strong demand for beef.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of July 31, 2019*

% of fund’s total commodity-linked investments
Commodity Swaps	84.2%
Commodity Futures	15.8%

Commodity Sector Diversification as of July 31, 2019*

% of fund’s total commodity-linked investments
Energy	31.7%
Agriculture	27.8%
Precious Metals	17.3%
Industrial Metals	17.7%
Livestock	5.5%

* Investments in Commodity Swaps provide exposure to the commodities market via the Bloomberg Commodity Index Total Return, an unmanaged index composed of futures contracts on 23 physical commodities. The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Obligations - 10.2%
	Principal Amount	Value
U.S. Treasury Bills, yield at date of purchase 2.28% to 2.38% 8/8/19 to 9/5/19 (a)(b)
(Cost $61,388,055)	61,500,000	61,401,976
	Shares	Value

Money Market Funds - 88.2%
Fidelity Cash Central Fund 2.43% (c)
(Cost $532,770,230)	532,663,697	532,770,230
TOTAL INVESTMENT IN SECURITIES - 98.4%
(Cost $594,158,285)		594,172,206
NET OTHER ASSETS (LIABILITIES) - 1.6%		9,506,894
NET ASSETS - 100%		$603,679,100

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	264	Sept. 2019	$5,283,300	$(376,857)	$(376,857)
CBOT HRW Wheat Contracts (United States)	44	Sept. 2019	930,050	(97,398)	(97,398)
CBOT Soybean Contracts (United States)	112	Nov. 2019	4,936,400	(38,772)	(38,772)
CBOT Soybean Meal Contracts (United States)	91	Dec. 2019	2,779,140	(153,406)	(153,406)
CBOT Soybean Oil Contracts (United States)	155	Dec. 2019	2,625,390	11,743	11,743
CBOT Wheat Contracts (United States)	104	Sept. 2019	2,533,700	(146,866)	(146,866)
CME Lean Hogs Contracts (United States)	64	Oct. 2019	1,817,600	(20,827)	(20,827)
CME Live Cattle Contracts (United States)	71	Oct. 2019	3,057,260	(37,491)	(37,491)
COMEX Copper Contracts (United States)	109	Sept. 2019	7,254,163	18,430	18,430
COMEX Gold 100 oz. Contracts (United States)	93	Dec. 2019	13,271,910	70,228	70,228
COMEX Silver Contracts (United States)	49	Sept. 2019	3,991,925	297,490	297,490
ICE Brent Crude Contracts (United Kingdom)	126	Sept. 2019	8,059,600	(119,602)	(119,602)
ICE Coffee 'C' Contracts (United States)	55	Sept. 2019	2,055,281	(28,395)	(28,395)
ICE Cotton No. 2 Contracts (United States)	33	Dec. 2019	1,053,360	(30,048)	(30,048)
ICE Low Sulphur Gasoil Contracts (United States)	41	Sept. 2019	2,458,975	149,623	149,623
ICE Sugar No. 11 Contracts (United States)	191	Oct. 2019	2,611,963	(129,278)	(129,278)
LME Aluminum Contracts (United Kingdom)	80	Sept. 2019	3,580,500	19,351	19,351
LME Nickel Contracts (United Kingdom)	35	Sept. 2019	3,046,470	574,779	574,779
LME Zinc Contracts (United Kingdom)	44	Sept. 2019	2,695,550	(34,904)	(34,904)
NYMEX Gasoline RBOB Contracts (United States)	40	Sept. 2019	3,106,278	266,141	266,141
NYMEX Natural Gas Contracts (United States)	285	August 2019	6,378,990	(251,707)	(251,707)
NYMEX NY Harbor ULSD Contracts (United States)	29	Sept. 2019	2,383,618	141,400	141,400
NYMEX WTI Crude Oil Contracts (United States)	154	August 2019	8,944,370	668,852	668,852
TOTAL FUTURES CONTRACTS					$752,486

The notional amount of futures purchased as a percentage of Net Assets is 15.7%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $62,365,174

Swaps

Underlying Reference	Pay/Receive Reference	Reference Payment Frequency	Financing Rate	Financing Frequency	Counterparty	Maturity Date	Notional Amount	Value	Upfront Premium Received/(Paid)	Unrealized Appreciation/(Depreciation)
Total Return Swaps(1)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Aug. 2019	$24,500,000	$(110,272)	$0	$(110,272)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	CIBC	Nov. 2019	24,600,000	(228,230)	0	(228,230)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Aug. 2019	17,300,000	91,535	0	91,535
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Citibank, N.A.	Nov. 2019	23,700,000	(196,630)	0	(196,630)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Sep. 2019	29,100,000	(270,375)	0	(270,375)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Goldman Sachs Bank USA	Oct. 2019	33,600,000	(106,801)	0	(106,801)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Oct. 2019	38,500,000	439,796	0	439,796
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 13 basis points	At Maturity	JPMorgan Chase Bank, N.A.	Nov. 2019	28,600,000	0	0	0
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Sep. 2019	16,700,000	(144,988)	0	(144,988)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Oct. 2019	40,000,000	(498,601)	0	(498,601)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Oct. 2019	24,400,000	376,053	0	376,053
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 9 basis points	At Maturity	Macquarie Bank Ltd.	Nov. 2019	35,500,000	(834,314)	0	(834,314)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Sep. 2019	34,000,000	(192,205)	0	(192,205)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Oct. 2019	39,000,000	(487,193)	0	(487,193)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 12 basis points	At Maturity	Royal Bank of Canada	Oct. 2019	29,100,000	(679,065)	0	(679,065)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Aug. 2019	11,000,000	(264,655)	0	(264,655)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Sep. 2019	29,800,000	(422,069)	0	(422,069)
Bloomberg Commodity Index Total Return	Receives	At Maturity	3-month US auction rate T-Bill plus 11 basis points	At Maturity	Societe Generale	Nov. 2019	28,400,000	(350,175)	0	(350,175)

TOTAL RETURN SWAPS								$(3,878,189)		$(3,878,189)

 (1) Each open total return swap is an agreement to receive the total return of the Bloomberg Commodity Index Total Return and pay a floating rate based on the 3-month US auction rate T-Bill plus a specified spread.

For the period, the average monthly notional amount for swaps in the aggregate was $378,558,333.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $4,600,075.

 (b) Security or a portion of the security has been segregated as collateral for open bi-lateral over-the-counter (OTC) swaps. At period end, the value of securities pledged amounted to $33,148,749.

 (c) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$8,742,164
Total	$8,742,164

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in unrealized appreciation (depreciation)	Value, end of period
Geode Commodity Strategy Cayman Ltd.	$78,532,093	$25,999,992	$9,000,011	$--	$2,492,411	$(39,686,591)	$58,337,894

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$61,401,976	$--	$61,401,976	$--
Money Market Funds	532,770,230	532,770,230	--	--
Total Investments in Securities:	$594,172,206	$532,770,230	$61,401,976	$--
Derivative Instruments:
Assets
Futures Contracts	$2,218,037	$2,218,037	$--	$--
Swaps	907,384	--	907,384	--
Total Assets	$3,125,421	$2,218,037	$907,384	$--
Liabilities
Futures Contracts	$(1,465,551)	$(1,465,551)	$--	$--
Swaps	(4,785,573)	--	(4,785,573)	--
Total Liabilities	$(6,251,124)	$(1,465,551)	$(4,785,573)	$--
Total Derivative Instruments:	$(3,125,703)	$752,486	$(3,878,189)	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$2,218,037	$(1,465,551)
Swaps(b)	907,384	(4,785,573)
Total Commodity Risk	3,125,421	(6,251,124)
Total Value of Derivatives	$3,125,421	$(6,251,124)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

 (b) For bi-lateral over-the-counter (OTC) swaps, reflects gross value which is presented in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps, at value line-items.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
JPMorgan Chase Bank, N.A.	$439,796	$--	$--	$--	$439,796
Macquarie Bank Ltd.	376,053	(1,477,903)	--	1,101,850	--
Citibank, N.A.	91,535	(196,630)	--	105,095	--
CIBC	--	(338,502)	--	338,502	--
Goldman Sachs Bank USA	--	(377,176)	--	377,176	--
Royal Bank of Canada	--	(1,358,463)	--	1,358,463	--
Societe Generale	--	(1,036,899)	--	1,036,899	--
Exchange Traded Futures	2,218,037	(1,465,551)	--	--	752,486
Total	$3,125,421	$(6,251,124)

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $61,388,055)	$61,401,976
Fidelity Central Funds (cost $532,770,230)	532,770,230
Total Investment in Securities (cost $594,158,285)		$594,172,206
Receivable for fund shares sold		13,071,941
Distributions receivable from Fidelity Central Funds		1,121,219
Receivable for daily variation margin on futures contracts		149,070
Bi-lateral OTC swaps, at value		907,384
Prepaid expenses		6,250
Total assets		609,428,070
Liabilities
Payable for investments purchased	$608,846
Payable for fund shares redeemed	52,967
Bi-lateral OTC swaps, at value	4,785,573
Accrued management fee	200,276
Other affiliated payables	100,138
Other payables and accrued expenses	1,170
Total liabilities		5,748,970
Net Assets		$603,679,100
Net Assets consist of:
Paid in capital		$602,784,135
Total distributable earnings (loss)		894,965
Net Assets		$603,679,100
Net Asset Value and Maximum Offering Price
Net Asset Value, offering price and redemption price per share ($603,679,100 ÷ 69,954,097 shares)		$8.63

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		Year ended July 31, 2019
Investment Income
Interest		$1,416,848
Income from Fidelity Central Funds		8,742,164
Total income		10,159,012
Expenses
Management fee	$1,731,682
Transfer agent fees	827,487
Custodian fees and expenses	2,132
Independent trustees' fees and expenses	1,963
Subsidiary directors' fees	15,000
Total expenses before reductions	2,578,264
Expense reductions	(35,411)
Total expenses after reductions		2,542,853
Net investment income (loss)		7,616,159
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	669
Fidelity Central Funds	25
Futures contracts	(4,515,673)
Swaps	(43,968,455)
Total net realized gain (loss)		(48,483,434)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	18,459
Futures contracts	254,849
Swaps	9,522,588
Total change in net unrealized appreciation (depreciation)		9,795,896
Net gain (loss)		(38,687,538)
Net increase (decrease) in net assets resulting from operations		$(31,071,379)

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

	Year ended July 31, 2019	Year ended July 31, 2018
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$7,616,159	$6,994,136
Net realized gain (loss)	(48,483,434)	33,638,775
Change in net unrealized appreciation (depreciation)	9,795,896	(27,058,475)
Net increase (decrease) in net assets resulting from operations	(31,071,379)	13,574,436
Distributions to shareholders	(36,621,149)	–
Distributions to shareholders from net investment income	–	(2,002,988)
Distributions to shareholders from net realized gain	–	(1,020,270)
Total distributions	(36,621,149)	(3,023,258)
Share transactions - net increase (decrease)	181,233,676	(208,797,193)
Total increase (decrease) in net assets	113,541,148	(198,246,015)
Net Assets
Beginning of period	490,137,952	688,383,967
End of period	$603,679,100	$490,137,952
Other Information
Undistributed net investment income end of period		$5,526,013

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity Commodity Strategy Fund

Years ended July 31,	2019	2018	2017 A
Selected Per–Share Data
Net asset value, beginning of period	$10.29	$10.15	$10.00
Income from Investment Operations
Net investment income (loss)B	.16	.09	.01
Net realized and unrealized gain (loss)	(.78)	.09	.14
Total from investment operations	(.62)	.18	.15
Distributions from net investment income	(.21)	(.02)	–
Distributions from net realized gain	(.83)	(.02)	–
Total distributions	(1.04)	(.04)	–
Net asset value, end of period	$8.63	$10.29	$10.15
Total ReturnC,D	(6.32)%	1.76%	1.50%
Ratios to Average Net AssetsE,F
Expenses before reductions	.61%	.65%	.65%G
Expenses net of fee waivers, if any	.60%	.60%	.60%G
Expenses net of all reductions	.60%	.60%	.60%G
Net investment income (loss)	1.78%	.83%	.44%G
Supplemental Data
Net assets, end of period (000 omitted)	$603,679	$362,178	$422,999
Portfolio turnover rateH	0%	0%	0%

 A For the period May 30, 2017 (commencement of operations) to July 31, 2017.

 B Calculated based on average shares outstanding during the period.

 C Total returns for periods of less than one year are not annualized.

 D Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 E Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 F Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer-term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 G Annualized

 H Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity Commodity Strategy Fund (the Fund) is a non-diversified fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Massachusetts business trust. Effective September 7, 2018, the Fund no longer offered Class F, and all outstanding shares of Class F were exchanged for shares of Fidelity Commodity Strategy.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode Commodity Strategy Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $58,337,894 in the Subsidiary, representing 9.7% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. Swaps are marked-to-market daily based on valuations from third party pricing vendors, registered derivatives clearing organizations (clearinghouses) or broker-supplied valuations. These pricing sources may utilize inputs such as movements in the underlying index, interest rate curves, credit spread curves, default possibilities and recovery rates. When independent prices are unavailable or unreliable, debt securities and swaps may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities and swaps are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain.

Class Allocations and Expenses. Investment income, realized and unrealized capital gains and losses, common expenses of the Fund, and certain fund-level expense reductions, if any, are allocated daily on a pro-rata basis to each class based on the relative net assets of each class to the total net assets of the Fund. Each class differs with respect to transfer agent fees incurred. Certain expense reductions may also differ by class. For the reporting period, the allocated portion of income and expenses to each class as a percent of its average net assets may vary due to the timing of recording these transactions in relation to fluctuating net assets of the classes. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are declared separately for each class. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to controlled foreign corporations.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$3,289,521
Gross unrealized depreciation	(53,462,568)
Net unrealized appreciation (depreciation)	$(50,173,047)
Tax cost	$640,017,826

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$4,126,241
Net unrealized appreciation (depreciation) on securities and other investments	$(53,298,750)

The tax character of distributions paid was as follows:

	July 31, 2019	July 31, 2018
Ordinary Income	$36,621,149	$ 3,023,258

New Rule Issuance. During August 2018, the U.S. Securities and Exchange Commission issued Final Rule Release No. 33-10532, Disclosure Update and Simplification. This Final Rule includes amendments specific to registered investment companies that are intended to eliminate overlap in disclosure requirements between Regulation S-X and GAAP. In accordance with these amendments, certain line-items in the Fund's consolidated financial statements have been combined or removed for the current period as outlined in the table below.

Financial Statement	Current Line-Item Presentation (As Applicable)	Prior Line-Item Presentation (As Applicable)
Consolidated Statement of Assets and Liabilities	Total distributable earnings (loss)	Undistributed/Distributions in excess of/Accumulated net investment income (loss) Accumulated/Undistributed net realized gain (loss) Net unrealized appreciation (depreciation)
Consolidated Statement of Changes in Net Assets	N/A - removed	Undistributed/Distributions in excess of/Accumulated net investment income (loss) end of period
Consolidated Statement of Changes in Net Assets	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain
Distributions to Shareholders Note to Financial Statements	Distributions to shareholders	Distributions to shareholders from net investment income Distributions to shareholders from net realized gain

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts and swaps. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns, to gain exposure to certain types of assets and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Derivative counterparty credit risk is managed through formal evaluation of the creditworthiness of all potential counterparties. On certain OTC derivatives such as bi-lateral swaps, the Fund attempts to reduce its exposure to counterparty credit risk by entering into an International Swaps and Derivatives Association, Inc. (ISDA) Master Agreement with each of its counterparties. The ISDA Master Agreement gives the Fund the right to terminate all transactions traded under such agreement upon the deterioration in the credit quality of the counterparty beyond specified levels. The ISDA Master Agreement gives each party the right, upon an event of default by the other party or a termination of the agreement, to close out all transactions traded under such agreement and to net amounts owed under each transaction to one net payable by one party to the other. Upon entering into a swap, the Fund is required to post an initial collateral amount (referred to as "Independent Amount"), as defined in the ISDA Master Agreement. The Fund is required to post additional collateral for the benefit of counterparties to meet the counterparty's unrealized appreciation on outstanding swap contracts and any such posted collateral is identified on the Consolidated Schedule of Investments. To mitigate counterparty credit risk on bi-lateral OTC derivatives, the Fund receives collateral in the form of cash or securities once the Fund's net unrealized appreciation on outstanding derivative contracts under an ISDA Master Agreement exceeds certain applicable thresholds, subject to certain minimum transfer provisions. The collateral received is held in segregated accounts with the Fund's custodian bank in accordance with the collateral agreements entered into between the Fund, the counterparty and the Fund's custodian bank. The Fund could experience delays and costs in gaining access to the collateral even though it is held by the Fund's custodian bank. The Fund's maximum risk of loss from counterparty credit risk related to bi-lateral OTC derivatives is generally the aggregate unrealized appreciation and unpaid counterparty payments in excess of any collateral pledged by the counterparty to the Fund. Exchange-traded futures contracts are not covered by the ISDA Master Agreement; however counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Net Realized Gain (Loss) and Change in Net Unrealized Appreciation (Depreciation) on Derivatives. The table below, which reflects the impacts of derivatives on the financial performance of the Fund, summarizes the net realized gain (loss) and change in net unrealized appreciation (depreciation) for derivatives during the period as presented in the Consolidated Statement of Operations.

Primary Risk Exposure / Derivative Type	Net Realized Gain (Loss)	Change in Net Unrealized Appreciation (Depreciation)
Commodity Risk
Futures Contracts	$(4,515,673)	$254,849
Swaps	(43,968,455)	9,522,588
Total Commodity Risk	$(48,484,128)	$9,777,437

A summary of the value of derivatives by primary risk exposure as of period end is included at the end of the Consolidated Schedule of Investments.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

Swaps. A swap is a contract between two parties to exchange future cash flows at periodic intervals based on a notional principal amount. A bi-lateral OTC swap is a transaction between a fund and a dealer counterparty where cash flows are exchanged between the two parties for the life of the swap.

Bi-lateral OTC swaps are marked-to-market daily and changes in value are reflected in the Consolidated Statement of Assets and Liabilities in the bi-lateral OTC swaps at value line items. Any unamortized upfront premiums are presented in the Consolidated Schedule of Investments.

Payments are exchanged at specified intervals, accrued daily commencing with the effective date of the contract and recorded as realized gain or (loss). Some swaps may be terminated prior to the effective date and realize a gain or loss upon termination. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on swaps during the period is presented in the Consolidated Statement of Operations.

Any open swaps at period end are included in the Consolidated Schedule of Investments under the caption "Swaps".

Total Return Swaps. Total return swaps are agreements between counterparties to exchange cash flows, one based on a market-linked return of an individual asset or a basket of assets (i.e., an index), and the other on a fixed or floating rate. To the extent the total return of the instrument or index underlying the transaction exceeds or falls short of the offsetting payment obligation, the Fund will receive a payment from or make a payment to the counterparty. The Fund entered into total return swaps to manage its commodities market exposure.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .40% of the Fund's average net assets. Under the management contract, the investment adviser pays all other fund-level expenses, except the compensation of the independent Trustees and certain miscellaneous expenses such as proxy and shareholder meeting expenses.

Fidelity Management & Research Company (FMR) provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. For the period August 1, 2018 through September 30, 2018, the Subsidiary paid the investment adviser a monthly management fee at an annual rate of .30% of its net assets. Effective October 1, 2018, the Subsidiary no longer paid a monthly management fee. The Subsidiary pays certain operating expenses including custody and directors' fees.

For the reporting period, the total consolidated annual management fee rate which includes the management fee of the Fund and the Subsidiary was .41% of the Fund's average net assets.

During the period, the investment adviser waived a portion of its management fee as described in the Expense Reductions note.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc., (FIIOC), an affiliate of FMR, is the transfer, dividend disbursing and shareholder servicing agent for each class of the Fund. FIIOC receives an asset-based fee of Commodity Strategy's average net assets. FIIOC receives no fees for providing transfer agency services to Class F. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

For the period, transfer agent fees for each applicable class were as follows:

	Amount	% of Class-Level Average Net Assets
Commodity Strategy	$827,487.20

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Expense Reductions.

For the period August 1, 2018 through September 30, 2018, the investment adviser contractually agreed to waive the Fund's management fee in an amount equal to the management fee paid by the Subsidiary. During the period, this waiver reduced the Fund's management fee by $34,333. Effective October 1, 2018, this waiver was discontinued.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $1,078.

8. Distributions to Shareholders.

Distributions to shareholders of each class were as follows:

	Year ended July 31, 2019	Year ended July 31, 2018
Distributions to shareholders
Commodity Strategy	$36,621,149	$–
Total	$36,621,149	$–
From net investment income
Commodity Strategy	$–	$1,076,265
Class F	–	926,723
Total	$–	$2,002,988
From net realized gain
Commodity Strategy	$–	$619,462
Class F	–	400,808
Total	$–	$1,020,270

9. Share Transactions.

Transactions for each class of shares were as follows:

	Shares	Shares	Dollars	Dollars
	Year ended July 31, 2019	Year ended July 31, 2018	Year ended July 31, 2019	Year ended July 31, 2018
Commodity Strategy
Shares sold	36,355,124	16,421,486	$321,342,956	$171,890,875
Reinvestment of distributions	4,084,838	167,070	36,621,149	1,695,727
Shares redeemed	(5,668,891)	(23,067,285)	(51,121,814)	(239,416,810)
Net increase (decrease)	34,771,071	(6,478,729)	$306,842,291	$(65,830,208)
Class F
Shares sold	150,935	6,720,837	$1,530,150	$70,188,266
Reinvestment of distributions	–	130,793	–	1,327,531
Shares redeemed	(12,565,821)	(20,565,828)	(127,138,765)	(214,482,782)
Net increase (decrease)	(12,414,886)	(13,714,198)	$(125,608,615)	$(142,966,985)

10. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

At the end of the period, mutual funds and accounts managed by FMR or its affiliates were the owners of record of all of the outstanding shares of the Fund.

Report of Independent Registered Public Accounting Firm

To the Board of Trustees of Fidelity Oxford Street Trust and Shareholders of Fidelity Commodity Strategy Fund:

Opinion on the Consolidated Financial Statements

We have audited the accompanying consolidated statement of assets and liabilities, including the consolidated schedule of investments, of Fidelity Commodity Strategy Fund and its subsidiary (one of the funds constituting Fidelity Oxford Street Trust, referred to hereafter as the “Fund”) as of July 31, 2019, the related consolidated statement of operations for the year ended July 31, 2019, the consolidated statement of changes in net assets for each of the two years in the period ended July 31, 2019, including the related notes, and the consolidated financial highlights for each of the two years in the period ended July 31, 2019 and for the period May 30, 2017 (commencement of operations) through July 31, 2017 (collectively referred to as the “consolidated financial statements”). In our opinion, the consolidated financial statements present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, the results of their operations for the year then ended, the changes in their net assets for each of the two years in the period ended July 31, 2019 and the financial highlights for each of the two years in the period ended July 31, 2019 and for the period May 30, 2017 (commencement of operations) through July 31, 2017 in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements are the responsibility of the Fund’s management. Our responsibility is to express an opinion on the Fund’s consolidated financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these consolidated financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the consolidated financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the consolidated financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements. Our procedures included confirmation of securities owned as of July 31, 2019 by correspondence with the custodian and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audits provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more investment companies in the Fidelity group of funds since 1932.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 274 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-8544.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged the adviser and FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through the adviser, FMR and its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Vince Gubitosi (1972)

Year of Election or Appointment: 2012

Vice President

Mr. Gubitosi also serves as Vice President of other funds. Mr. Gubitosi is the President and Chief Investment Officer of Geode Capital Management, LLC (Geode). Mr. Gubitosi was an employee of Geode from 2002 to 2005, and rejoined Geode in 2007.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Commodity Strategy	.60%
Actual		$1,000.00	$981.80	$2.95
Hypothetical-C		$1,000.00	$1,021.82	$3.01

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C 5% return per year before expenses

Distributions (Unaudited)

The fund hereby designates as a capital gain dividend with respect to the taxable year ended July 31, 2019, $49, or, if subsequently determined to be different, the net capital gain of such year.

CSZ-ANN-0919
1.9879552.102

Fidelity® SAI Inflation-Focused Fund

Offered exclusively to certain clients of the Adviser or its affiliates - not available for sale to the general public. Fidelity SAI is a product name of Fidelity® funds dedicated to certain programs affiliated with Strategic Advisers LLC.

Annual Report

July 31, 2019

Beginning on January 1, 2021, as permitted by regulations adopted by the Securities and Exchange Commission, paper copies of a fund’s shareholder reports will no longer be sent by mail, unless you specifically request paper copies of the reports from the fund or from your financial intermediary, such as a financial advisor, broker-dealer or bank. Instead, the reports will be made available on a website, and you will be notified by mail each time a report is posted and provided with a website link to access the report.

If you already elected to receive shareholder reports electronically, you will not be affected by this change and you need not take any action. You may elect to receive shareholder reports and other communications from a fund electronically, by contacting your financial intermediary. For Fidelity customers, visit Fidelity's web site or call Fidelity using the contact information listed below.

You may elect to receive all future reports in paper free of charge. If you wish to continue receiving paper copies of your shareholder reports, you may contact your financial intermediary or, if you are a Fidelity customer, visit Fidelity’s website, or call Fidelity at the applicable toll-free number listed below. Your election to receive reports in paper will apply to all funds held with the fund complex/your financial intermediary.

Account Type	Website	Phone Number
Brokerage, Mutual Fund, or Annuity Contracts:	fidelity.com/mailpreferences	1-800-343-3548
Employer Provided Retirement Accounts:	netbenefits.fidelity.com/preferences (choose 'no' under Required Disclosures to continue to print)	1-800-343-0860
Advisor Sold Accounts Serviced Through Your Financial Intermediary:	Contact Your Financial Intermediary	Your Financial Intermediary's phone number
Advisor Sold Accounts Serviced by Fidelity:	institutional.fidelity.com	1-877-208-0098

Contents

Performance
Management's Discussion of Fund Performance
Consolidated Investment Summary
Consolidated Schedule of Investments
Consolidated Financial Statements
Notes to Consolidated Financial Statements
Report of Independent Registered Public Accounting Firm
Trustees and Officers
Shareholder Expense Example
Distributions

To view a fund's proxy voting guidelines and proxy voting record for the 12-month period ended June 30, visit http://www.fidelity.com/proxyvotingresults or visit the Securities and Exchange Commission's (SEC) web site at http://www.sec.gov.

You may also call 1-800-544-3455 to request a free copy of the proxy voting guidelines.

Standard & Poor's, S&P and S&P 500 are registered service marks of The McGraw-Hill Companies, Inc. and have been licensed for use by Fidelity Distributors Corporation.

Other third-party marks appearing herein are the property of their respective owners.

All other marks appearing herein are registered or unregistered trademarks or service marks of FMR LLC or an affiliated company. © 2019 FMR LLC. All rights reserved.

This report and the financial statements contained herein are submitted for the general information of the shareholders of the Fund. This report is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by an effective prospectus.

A fund files its complete schedule of portfolio holdings with the SEC for the first and third quarters of each fiscal year on Form N-PORT. Forms N-PORT are available on the SEC’s web site at http://www.sec.gov. A fund's Forms N-PORT may be reviewed and copied at the SEC’s Public Reference Room in Washington, DC. Information regarding the operation of the SEC's Public Reference Room may be obtained by calling 1-800-SEC-0330.

For a complete list of a fund's portfolio holdings, view the most recent holdings listing, semiannual report, or annual report on Fidelity's web site at http://www.fidelity.com, http://www.institutional.fidelity.com, or http://www.401k.com, as applicable.

NOT FDIC INSURED •MAY LOSE VALUE •NO BANK GUARANTEE

Neither the Fund nor Fidelity Distributors Corporation is a bank.

Performance: The Bottom Line

Average annual total return reflects the change in the value of an investment, assuming reinvestment of distributions from dividend income and capital gains (the profits earned upon the sale of securities that have grown in value, if any) and assuming a constant rate of performance each year. The hypothetical investment and the average annual total returns do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. During periods of reimbursement by Fidelity, a fund’s total return will be greater than it would be had the reimbursement not occurred. How a fund did yesterday is no guarantee of how it will do tomorrow.

Average annual total returns for Fidelity® SAI Inflation-Focused Fund will be reported once the fund is a year old.

$10,000 Over Life of Fund

Let's say hypothetically that $10,000 was invested in Fidelity® SAI Inflation-Focused Fund on December 20, 2018, when the fund started.

The chart shows how the value of your investment would have changed, and also shows how the Bloomberg® Commodity Index Total Return performed over the same period.

Period Ending Values
$10,350	Fidelity® SAI Inflation-Focused Fund
$10,166	Bloomberg® Commodity Index Total Return

Management's Discussion of Fund Performance

Comments from the Geode Capital Management, LLC, commodity team:  From inception on December 20, 2018, through July 31, 2019, the fund gained 3.50%, ahead of the 1.66% advance of the benchmark, the Bloomberg Commodity Index Total Return℠. The fund aims to provide broad-based exposure to commodities via commodity-linked futures/swaps or structured notes. In the energy sector, exposure to natural gas (-36%) was a meaningful detractor during the period, reflecting above-average winter temperatures in the eastern half of the U.S.. Exposure to WTI crude oil (+26%) and Brent crude oil (+23%), however, were both significant positives this period, reflecting tightening supply and geopolitical risk, among other factors. Agriculture commodities were generally weak, as often-high supply coupled with U.S.–China trade tension hampered prices. Soybean prices returned -7%, while wheat prices returned about -8%, partly reflecting export competition from Europe and Russia against the backdrop of a strong U.S. dollar. Corn returned about +2%, as poor spring weather in the U.S. Midwest delayed plantings and increased the probability of yield and acreage loss. Trade tension and a weakening global economic outlook weighed on certain industrial metals, including copper (+0%) and aluminum (-7%). Nickel returned +33%, reflecting falling inventories for the metal. In the precious metals sector, gold (+12%) and silver (+10%) were driven by concerns about global economic performance underscored by trade tension and accommodative central banks. In the livestock sector, lean hogs returned about -6%, as the U.S. hog herd hit a multi-decade high, while live cattle prices returned about -4%, reflecting seasonally high inventory in the U.S. as well as trade tensions. Over the period, Treasury Inflation Protected Securities generally outperformed money market securities.

The views expressed above reflect those of the portfolio manager(s) only through the end of the period as stated on the cover of this report and do not necessarily represent the views of Fidelity or any other person in the Fidelity organization. Any such views are subject to change at any time based upon market or other conditions and Fidelity disclaims any responsibility to update such views. These views may not be relied on as investment advice and, because investment decisions for a Fidelity fund are based on numerous factors, may not be relied on as an indication of trading intent on behalf of any Fidelity fund.

Consolidated Investment Summary (Unaudited)

The information in the following tables is based on the Fund's commodity-linked investments and excludes short-term investment-grade debt securities, cash and cash equivalents.

Commodity Instruments as of July 31, 2019*

% of fund’s total commodity-linked investments
Commodity Futures	100.0%

Commodity Sector Diversification as of July 31, 2019*

% of fund’s total commodity-linked investments
Energy	32.5%
Agriculture	24.8%
Industrial Metals	19.3%
Precious Metals	17.0%
Livestock	6.4%

* The Fund does not invest directly in physical commodities.

Consolidated Schedule of Investments July 31, 2019

Showing Percentage of Net Assets

U.S. Treasury Inflation-Protected Obligations - 98.3%
	Principal Amount	Value
U.S. Treasury Inflation-Indexed Notes:
0.125% 4/15/20 (a)	$105,719,786	$104,509,025
0.125% 4/15/21	91,919,607	90,830,124
0.125% 1/15/22	84,821,780	84,071,511
0.125% 4/15/22	89,535,982	88,645,200
0.125% 7/15/22	87,454,806	87,018,656
0.125% 1/15/23	87,857,502	87,216,881
0.125% 7/15/24	85,387,220	85,173,237
0.375% 7/15/23	87,139,442	87,679,184
0.5% 4/15/24	62,751,720	63,411,960
0.625% 7/15/21	76,852,541	77,123,685
0.625% 4/15/23	87,646,341	88,476,512
0.625% 1/15/24	86,884,253	88,250,014
1.125% 1/15/21	72,414,201	72,693,760
1.25% 7/15/20	63,316,638	63,566,646
1.375% 1/15/20	41,203,958	41,046,670
TOTAL U.S. TREASURY INFLATION-PROTECTED OBLIGATIONS
(Cost $1,199,894,335)		1,209,713,065
	Shares	Value

Money Market Funds - 4.4%
Fidelity Cash Central Fund 2.43% (b)
(Cost $54,589,543)	54,578,627	54,589,543
TOTAL INVESTMENT IN SECURITIES - 102.7%
(Cost $1,254,483,878)		1,264,302,608
NET OTHER ASSETS (LIABILITIES) - (2.7)%		(33,540,470)
NET ASSETS - 100%		$1,230,762,138

Futures Contracts
	Number of contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/(Depreciation)
Purchased
Commodity Futures Contracts
CBOT Corn Contracts (United States)	1,167	Dec. 2019	$23,923,500	$(888,714)	$(888,714)
CBOT Corn Contracts (United States)	1,179	July 2020	25,363,238	(914,491)	(914,491)
CBOT Corn Contracts (United States)	794	March 2020	16,693,850	(1,081,910)	(1,081,910)
CBOT KC HRW Wheat Contracts (United States)	267	Dec. 2019	5,880,675	(162,793)	(162,793)
CBOT KC HRW Wheat Contracts (United States)	125	March 2020	2,857,813	(159,166)	(159,166)
CBOT Soybean Contracts (United States)	1,329	Nov. 2019	58,575,675	(3,628,407)	(3,628,407)
CBOT Soybean Meal Contracts (United States)	938	Dec. 2019	28,646,520	(1,286,042)	(1,286,042)
CBOT Soybean Oil Contracts (United States)	2,168	Dec. 2019	36,721,584	(1,606,236)	(1,606,236)
CBOT Wheat Contracts (United States)	1,115	Dec. 2019	27,498,688	(616,544)	(616,544)
CBOT Wheat Contracts (United States)	307	March 2020	7,740,238	(386,795)	(386,795)
CME Lean Hogs Contracts (United States)	744	Oct. 2019	21,129,600	(287,793)	(287,793)
CME Lean Hogs Contracts (United States)	198	Dec. 2019	5,565,780	67,842	67,842
CME Lean Hogs Contracts (United States)	274	April 2020	8,625,520	(53,508)	(53,508)
CME Live Cattle Contracts (United States)	910	Oct. 2019	39,184,600	361,932	361,932
CME Live Cattle Contracts (United States)	78	April 2020	3,687,618	(277)	(277)
COMEX Copper Contracts (United States)	1,028	Dec. 2019	68,670,400	(1,021,909)	(1,021,909)
COMEX Copper Contracts (United States)	435	March 2020	29,177,625	(34,051)	(34,051)
COMEX Gold 100 oz. Contracts (United States)	1,128	Dec. 2019	160,796,400	729,224	729,224
COMEX Silver Contracts (United States)	589	Sept. 2019	47,934,425	3,981,910	3,981,910
ICE Brent Crude Contracts (United Kingdom)	1,682	Sept. 2019	107,446,160	(389,541)	(389,541)
ICE Coffee 'C' Contracts (United States)	158	Dec. 2019	6,120,525	18,258	18,258
ICE Coffee 'C' Contracts (United States)	317	March 2020	12,725,569	(801,704)	(801,704)
ICE Cotton No. 2 Contracts (United States)	777	Dec. 2019	24,801,840	(605,685)	(605,685)
ICE Low Sulphur Gasoil Contracts (United States)	303	Nov. 2019	18,192,925	165,587	165,587
ICE Low Sulphur Gasoil Contracts (United States)	254	March 2020	15,055,850	785,734	785,734
ICE Sugar No. 11 Contracts (United States)	185	Oct. 2019	2,529,912	9,061	9,061
ICE Sugar No. 11 Contracts (United States)	1,624	March 2020	24,009,216	(355,910)	(355,910)
LME Aluminum Contracts (United Kingdom)	516	Nov. 2019	23,281,275	(215,292)	(215,292)
LME Aluminum Contracts (United Kingdom)	370	Jan. 2020	16,814,188	(89,990)	(89,990)
LME Nickel Contracts (United Kingdom)	439	Nov. 2019	38,200,902	672,863	672,863
LME Nickel Contracts (United Kingdom)	158	Jan. 2020	13,793,400	2,506,211	2,506,211
LME Zinc Contracts (United Kingdom)	570	Nov. 2019	34,841,250	(166,210)	(166,210)
LME Zinc Contracts (United Kingdom)	202	Jan. 2020	12,334,625	(63,733)	(63,733)
NYMEX Gasoline RBOB Contracts (United States)	653	Nov. 2019	45,305,009	2,387,630	2,387,630
NYMEX Natural Gas Contracts (United States)	669	Oct. 2019	15,634,530	327,404	327,404
NYMEX Natural Gas Contracts (United States)	2,306	August 2019	51,631,340	(4,754,394)	(4,754,394)
NYMEX NY Harbor ULSD Contracts (United States)	114	Nov. 2019	9,403,632	123,694	123,694
NYMEX NY Harbor ULSD Contracts (United States)	227	March 2020	18,609,415	889,433	889,433
NYMEX WTI Crude Oil Contracts (United States)	794	Oct. 2019	46,091,700	1,192,059	1,192,059
NYMEX WTI Crude Oil Contracts (United States)	1,268	Feb. 2020	72,516,920	4,901,238	4,901,238
TOTAL FUTURES CONTRACTS					$(451,015)

The notional amount of futures purchased as a percentage of Net Assets is 99.8%

For the period, the average monthly notional amount at value for futures contracts in the aggregate was $1,016,680,959.

Legend

 (a) Security or a portion of the security was pledged to cover margin requirements for futures contracts. At period end, the value of securities pledged amounted to $67,193,766.

 (b) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC's website or upon request.

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$385,275
Total	$385,275

Amounts in the income column in the above table include any capital gain distributions from underlying funds, which are presented in the corresponding line-item in the Consolidated Statement of Operations, if applicable.

Consolidated Subsidiary

Fund	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period
Geode SAI Inflation-Focused Cayman Ltd.	$--	$203,549,122	$--	$--	$--	$(23,973,300)	$179,575,822

Investment Valuation

The following is a summary of the inputs used, as of July 31, 2019, involving the Fund's assets and liabilities carried at fair value. The inputs or methodology used for valuing securities may not be an indication of the risk associated with investing in those securities. For more information on valuation inputs, and their aggregation into the levels used below, please refer to the Investment Valuation section in the accompanying Notes to Consolidated Financial Statements.

	Valuation Inputs at Reporting Date:
Description	Total	Level 1	Level 2	Level 3
Investments in Securities:
U.S. Government and Government Agency Obligations	$1,209,713,065	$--	$1,209,713,065	$--
Money Market Funds	54,589,543	54,589,543	--	--
Total Investments in Securities:	$1,264,302,608	$54,589,543	$1,209,713,065	$--
Derivative Instruments:
Assets
Futures Contracts	$19,120,080	$19,120,080	$--	$--
Total Assets	$19,120,080	$19,120,080	$--	$--
Liabilities
Futures Contracts	$(19,571,095)	$(19,571,095)	$--	$--
Total Liabilities	$(19,571,095)	$(19,571,095)	$--	$--
Total Derivative Instruments:	$(451,015)	$(451,015)	$--	$--

Value of Derivative Instruments

The following table is a summary of the Fund's value of derivative instruments by primary risk exposure as of July 31, 2019. For additional information on derivative instruments, please refer to the Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

Primary Risk Exposure / Derivative Type	Value
	Asset	Liability
Commodity Risk
Futures Contracts(a)	$19,120,080	$(19,571,095)
Total Commodity Risk	19,120,080	(19,571,095)
Total Value of Derivatives	$19,120,080	$(19,571,095)

 (a) Reflects gross cumulative appreciation (depreciation) on futures contracts as presented in the Consolidated Schedule of Investments. In the Consolidated Statement of Assets and Liabilities, the period end daily variation margin is included in receivable or payable for daily variation margin on futures contracts, and the net cumulative appreciation (depreciation) is included in distributable earnings.

The following table is a summary of the Fund's derivatives inclusive of potential netting arrangements.

Counterparty	Value of Derivative Assets	Value of Derivative Liabilities	Collateral Received(a)	Collateral Pledged(a)	Net(b)
Exchange Traded Futures	$19,120,080	$(19,571,095)	$--	$451,015	$--

 (a) Reflects collateral received from or pledged to an individual counterparty, excluding any excess or initial collateral amounts.

 (b) Net represents the receivable / (payable) that would be due from / (to) the counterparty in an event of default. Netting may be allowed across transactions traded under the same legal agreement with the same legal entity. Please refer to Derivative Instruments - Risk Exposures and the Use of Derivative Instruments section in the accompanying Notes to Consolidated Financial Statements.

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Statements

Consolidated Statement of Assets and Liabilities

		July 31, 2019
Assets
Investment in securities, at value — See accompanying schedule: Unaffiliated issuers (cost $1,199,894,335)	$1,209,713,065
Fidelity Central Funds (cost $54,589,543)	54,589,543
Total Investment in Securities (cost $1,254,483,878)		$1,264,302,608
Receivable for investments sold		52,765,148
Receivable for fund shares sold		1,522,383
Interest receivable		563,235
Distributions receivable from Fidelity Central Funds		74,697
Prepaid expenses		3,046
Total assets		1,319,231,117
Liabilities
Payable for investments purchased	$85,354,131
Payable for fund shares redeemed	534,696
Accrued management fee	420,765
Payable for daily variation margin on futures contracts	1,998,427
Other affiliated payables	93,344
Other payables and accrued expenses	67,616
Total liabilities		88,468,979
Net Assets		$1,230,762,138
Net Assets consist of:
Paid in capital		$1,200,639,115
Total distributable earnings (loss)		30,123,023
Net Assets, for 119,078,013 shares outstanding		$1,230,762,138
Net Asset Value, offering price and redemption price per share ($1,230,762,138 ÷ 119,078,013 shares)		$10.34

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Operations

		For the period December 20, 2018 (commencement of operations) to July 31, 2019
Investment Income
Interest		$23,261,025
Income from Fidelity Central Funds		385,275
Total income		23,646,300
Expenses
Management fee	$2,318,880
Transfer agent fees	305,116
Accounting fees and expenses	254,243
Custodian fees and expenses	5,753
Independent trustees' fees and expenses	1,937
Registration fees	185,990
Audit	50,091
Subsidiary directors' fees	17,219
Legal	256
Miscellaneous	961
Total expenses before reductions	3,140,446
Expense reductions	(81,039)
Total expenses after reductions		3,059,407
Net investment income (loss)		20,586,893
Realized and Unrealized Gain (Loss)
Net realized gain (loss) on:
Investment securities:
Unaffiliated issuers	4,332
Futures contracts	(26,846,721)
Total net realized gain (loss)		(26,842,389)
Change in net unrealized appreciation (depreciation) on:
Investment securities:
Unaffiliated issuers	9,818,730
Futures contracts	(451,015)
Total change in net unrealized appreciation (depreciation)		9,367,715
Net gain (loss)		(17,474,674)
Net increase (decrease) in net assets resulting from operations		$3,112,219

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Statement of Changes in Net Assets

For the period December 20, 2018 (commencement of operations) to July 31, 2019
Increase (Decrease) in Net Assets
Operations
Net investment income (loss)	$20,586,893
Net realized gain (loss)	(26,842,389)
Change in net unrealized appreciation (depreciation)	9,367,715
Net increase (decrease) in net assets resulting from operations	3,112,219
Distributions to shareholders	(10,000)
Total distributions	(10,000)
Share transactions
Proceeds from sales of shares	1,345,195,523
Reinvestment of distributions	10,000
Cost of shares redeemed	(117,545,604)
Net increase (decrease) in net assets resulting from share transactions	1,227,659,919
Total increase (decrease) in net assets	1,230,762,138
Net Assets
Beginning of period	–
End of period	$1,230,762,138
Other Information
Shares
Sold	130,314,836
Issued in reinvestment of distributions	1,015
Redeemed	(11,237,838)
Net increase (decrease)	119,078,013

See accompanying notes which are an integral part of the consolidated financial statements.

Consolidated Financial Highlights

Fidelity SAI Inflation-Focused Fund

Year ended July 31,	2019 A
Selected Per–Share Data
Net asset value, beginning of period	$10.00
Income from Investment Operations
Net investment income (loss)B	.21
Net realized and unrealized gain (loss)	.14C
Total from investment operations	.35
Distributions from net investment income	(.01)D
Distributions from net realized gain	–
Total distributions	(.01)
Net asset value, end of period	$10.34
Total ReturnE,F	3.50%
Ratios to Average Net AssetsG,H
Expenses before reductions	.52%I
Expenses net of fee waivers, if any	.50%I
Expenses net of all reductions	.50%I
Net investment income (loss)	3.38%I
Supplemental Data
Net assets, end of period (000 omitted)	$1,230,762
Portfolio turnover rateJ	21%I

 A For the period December 20, 2018 (commencement of operations) to July 31, 2019.

 B Calculated based on average shares outstanding during the period.

 C The amount shown for a share outstanding does not correspond with the aggregate net gain (loss) on investments for the period due to the timing of sales and repurchases of shares in relation to fluctuating market values of the investments of the Fund.

 D The amounts shown reflect certain reclassifications related to book to tax differences that were made in the year shown.

 E Total returns for periods of less than one year are not annualized.

 F Total returns would have been lower if certain expenses had not been reduced during the applicable periods shown.

 G Fees and expenses of any underlying Fidelity Central Funds are not included in the Fund's expense ratio. The Fund indirectly bears its proportionate share of the expenses of any underlying Fidelity Central Funds.

 H Expense ratios reflect operating expenses of the Fund. Expenses before reductions do not reflect amounts reimbursed by the investment adviser or reductions from expense offset arrangements and do not represent the amount paid by the Fund during periods when reimbursements or reductions occur. Expense ratios before reductions for start-up periods may not be representative of longer term operating periods. Expenses net of fee waivers reflect expenses after reimbursement by the investment adviser but prior to reductions from expense offset arrangements. Expenses net of all reductions represent the net expenses paid by the Fund.

 I Annualized

 J Amount does not include the portfolio activity of any underlying Fidelity Central Funds.

See accompanying notes which are an integral part of the consolidated financial statements.

Notes to Consolidated Financial Statements

For the period ended July 31, 2019

1. Organization.

Fidelity SAI Inflation-Focused Fund (the Fund) is a fund of Fidelity Oxford Street Trust (the Trust) and is authorized to issue an unlimited number of shares. Shares are offered exclusively to certain clients of Strategic Advisers LLC or its affiliates. The Trust is registered under the Investment Company Act of 1940, as amended (the 1940 Act), as an open-end management investment company organized as a Delaware statutory trust.

2. Consolidated Subsidiary.

The Fund invests in certain commodity-related investments through Geode SAI Inflation-Focused Cayman Ltd., a wholly owned subsidiary (the "Subsidiary"). As of period end, the Fund held an investment of $179,575,822 in the Subsidiary, representing 14.6% of the Fund's net assets.

The financial statements have been consolidated and include accounts of the Fund and the Subsidiary. Accordingly, all inter-company transactions and balances have been eliminated.

3. Investments in Fidelity Central Funds.

The Fund invests in Fidelity Central Funds, which are open-end investment companies generally available only to other investment companies and accounts managed by the investment adviser and its affiliates. The Fund's Consolidated Schedule of Investments lists each of the Fidelity Central Funds held as of period end, if any, as an investment of the Fund, but does not include the underlying holdings of each Fidelity Central Fund. As an Investing Fund, the Fund indirectly bears its proportionate share of the expenses of the underlying Fidelity Central Funds.

The Money Market Central Funds seek preservation of capital and current income and are managed by Fidelity Investments Money Management, Inc. (FIMM), an affiliate of the investment adviser. Annualized expenses of the Money Market Central Funds as of their most recent shareholder report date ranged from less than .005% to .01%.

A complete unaudited list of holdings for each Fidelity Central Fund is available upon request or at the Securities and Exchange Commission (the SEC) website at www.sec.gov. In addition, the financial statements of the Fidelity Central Funds, which are not covered by the Fund's Report of Independent Registered Public Accounting Firm, are available on the SEC website or upon request.

4. Significant Accounting Policies.

The Fund is an investment company and applies the accounting and reporting guidance of the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946 Financial Services – Investments Companies. The consolidated financial statements have been prepared in conformity with accounting principles generally accepted in the United States of America (GAAP), which require management to make certain estimates and assumptions at the date of the consolidated financial statements. Actual results could differ from those estimates. Subsequent events, if any, through the date that the consolidated financial statements were issued have been evaluated in the preparation of the consolidated financial statements. The following summarizes the significant accounting policies of the Fund:

Investment Valuation. Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels as shown below:

  Level 1 – quoted prices in active markets for identical investments
  Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
  Level 3 – unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value the Fund's investments by major category are as follows:

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. U.S. government and government agency obligations are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Futures contracts are valued at the settlement price or official closing price established each day by the board of trade or exchange on which they are traded and are categorized as Level 1 in the hierarchy. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. The aggregate value of investments by input level as of July 31, 2019 is included at the end of the Fund's Consolidated Schedule of Investments.

Investment Transactions and Income. For financial reporting purposes, the Fund's investment holdings and NAV include trades executed through the end of the last business day of the period. The NAV per share for processing shareholder transactions is calculated as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time and includes trades executed through the end of the prior business day. Gains and losses on securities sold are determined on the basis of identified cost. Income and capital gain distributions from Fidelity Central Funds, if any, are recorded on the ex-dividend date. Interest income is accrued as earned and includes coupon interest and amortization of premium and accretion of discount on debt securities as applicable. Investment income is recorded net of foreign taxes withheld where recovery of such taxes is uncertain. The principal amount on inflation-indexed securities is periodically adjusted to the rate of inflation and interest is accrued based on the principal amount. The adjustments to principal due to inflation are reflected as increases or decreases to Interest in the accompanying Consolidated Statement of Operations.

Expenses. Expenses directly attributable to a fund are charged to that fund. Expenses attributable to more than one fund are allocated among the respective funds on the basis of relative net assets or other appropriate methods. Expense estimates are accrued in the period to which they relate and adjustments are made when actual amounts are known.

Income Tax Information and Distributions to Shareholders. Each year, the Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code, including distributing substantially all of its taxable income and realized gains. As a result, no provision for U.S. Federal income taxes is required. As of July 31, 2019, the Fund did not have any unrecognized tax benefits in the consolidated financial statements; nor is the Fund aware of any tax positions for which it is reasonably possible that the total amounts of unrecognized tax benefits will significantly change in the next twelve months. The Fund files a U.S. federal tax return, in addition to state and local tax returns as required. The Fund's federal income tax returns are subject to examination by the Internal Revenue Service (IRS) for a period of three fiscal years after they are filed. State and local tax returns may be subject to examination for an additional fiscal year depending on the jurisdiction.

The Subsidiary is classified as a controlled foreign corporation under Subchapter N of the Internal Revenue Code. Therefore, the Fund is required to increase its taxable income by its share of the Subsidiary's income. Net investment losses of the Subsidiary cannot be deducted by the Fund in the current period nor carried forward to offset taxable income in future periods.

Distributions are declared and recorded on the ex-dividend date. Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from GAAP. These differences resulted in distribution reclassifications.

Capital accounts within the consolidated financial statements are adjusted for permanent book-tax differences. These adjustments have no impact on net assets or the results of operations. Capital accounts are not adjusted for temporary book-tax differences which will reverse in a subsequent period.

Book-tax differences are primarily due to futures transactions, market discount, controlled foreign corporations, capital loss carryforwards and losses deferred due to wash sales.

As of period end, the cost and unrealized appreciation (depreciation) in securities, and derivatives if applicable, for federal income tax purposes on an unconsolidated basis were as follows:

Gross unrealized appreciation	$30,311,010
Gross unrealized depreciation	(42,148,286)
Net unrealized appreciation (depreciation)	$(11,837,276)
Tax Cost	$1,241,288,112

The tax-based components of distributable earnings as of period end were as follows:

Undistributed ordinary income	$14,982,783
Capital loss carryforward	$(43,287)
Net unrealized appreciation (depreciation) on securities and other investments	$(12,288,291)

Capital loss carryforwards are only available to offset future capital gains of the Fund to the extent provided by regulations and may be limited. Under the Regulated Investment Company Modernization Act of 2010 (the Act), the Fund is permitted to carry forward capital losses incurred in taxable years beginning after December 22, 2010 for an unlimited period and such capital losses are required to be used prior to any losses that expire. The capital loss carryforward information presented below, including any applicable limitation, is estimated as of fiscal period end and is subject to adjustment.

No expiration
Short-term	$(43,287)

The tax character of distributions paid was as follows:

July 31, 2019(a)
Ordinary Income	$10,000

 (a) For the period December 20, 2018 (commencement of operations) to July 31, 2019.

5. Derivative Instruments.

Risk Exposures and the Use of Derivative Instruments. The Fund's investment objective allows the Fund to enter into various types of derivative contracts, including futures contracts. Derivatives are investments whose value is primarily derived from underlying assets, indices or reference rates and may be transacted on an exchange or over-the-counter (OTC). Derivatives may involve a future commitment to buy or sell a specified asset based on specified terms, to exchange future cash flows at periodic intervals based on a notional principal amount, or for one party to make one or more payments upon the occurrence of specified events in exchange for periodic payments from the other party.

The Fund primarily used derivatives to increase returns and to manage exposure to certain risks as defined below. The success of any strategy involving derivatives depends on analysis of numerous economic factors, and if the strategies for investment do not work as intended, the Fund may not achieve its objectives.

The Fund's use of derivatives increased or decreased its exposure to the following risk:

Commodity Risk	Commodity risk is the risk that the value of a commodity will fluctuate as a result of changes in market prices.

The Fund is also exposed to additional risks from investing in derivatives, such as liquidity risk and counterparty credit risk. Liquidity risk is the risk that the Fund will be unable to close out the derivative in the open market in a timely manner. Counterparty credit risk is the risk that the counterparty will not be able to fulfill its obligation to the Fund. Counterparty credit risk related to exchange-traded futures contracts may be mitigated by the protection provided by the exchange's clearinghouse. A summary of the Fund's derivatives inclusive of potential netting arrangements is presented at the end of the Consolidated Schedule of Investments.

Investing in derivatives may involve greater risks than investing in the underlying assets directly and, to varying degrees, may involve risk of loss in excess of any initial investment and collateral received and amounts recognized in the Consolidated Statement of Assets and Liabilities. In addition, there may be the risk that the change in value of the derivative contract does not correspond to the change in value of the underlying instrument.

Futures Contracts. A futures contract is an agreement between two parties to buy or sell a specified underlying instrument for a fixed price at a specified future date. The Fund used futures contracts to manage its exposure to the commodities market.

Upon entering into a futures contract, a fund is required to deposit either cash or securities (initial margin) with a clearing broker in an amount equal to a certain percentage of the face value of the contract. Futures contracts are marked-to-market daily and subsequent daily payments are made or received by a fund depending on the daily fluctuations in the value of the futures contracts and are recorded as unrealized appreciation or (depreciation). This receivable and/or payable, if any, is included in daily variation margin on futures contracts in the Consolidated Statement of Assets and Liabilities. Realized gain or (loss) is recorded upon the expiration or closing of a futures contract. The net realized gain (loss) and change in net unrealized appreciation (depreciation) on futures contracts during the period is presented in the Consolidated Statement of Operations.

Any open futures contracts at period end are presented in the Consolidated Schedule of Investments under the caption "Futures Contracts". The notional amount at value reflects each contract's exposure to the underlying instrument or index at period end. Securities deposited to meet initial margin requirements are identified in the Consolidated Schedule of Investments.

6. Fees and Other Transactions with Affiliates.

Management Fee and Administration Agreement. Geode Capital Management, LLC (the investment adviser) provides the Fund with investment management services for which the Fund pays a monthly management fee that is based on an annual rate of .38% of the Fund's average net assets.

Fidelity Management & Research Company(FMR) provides administrative services to the Fund and the investment adviser pays for these services.

The investment adviser also provides investment management services to the Subsidiary. The Subsidiary does not pay the investment adviser a fee for these services. The Subsidiary pays certain other expenses including custody and directors' fees.

Transfer Agent Fees. Fidelity Investments Institutional Operations Company, Inc. (FIIOC), an affiliate of the investment adviser, is the Fund's transfer, dividend disbursing and shareholder servicing agent. FIIOC receives an asset-based fee of .05% of the Fund's average net assets. FIIOC pays for typesetting, printing and mailing of shareholder reports, except proxy statements.

During July 2019, the Board approved that effective August 1, 2019 transfer agent fees will not be paid by the Fund and instead will be paid by the investment adviser or an affiliate.

Accounting Fees. Fidelity Service Company, Inc. (FSC), an affiliate of the investment adviser, maintains the Fund's accounting records. The fee is based on the level of average net assets for each month. For the period, the fees were equivalent to an annualized rate of .04%.

During July 2019, the Board approved that effective August 1, 2019 accounting fees will not be paid by the Fund and instead will be paid by the investment adviser or an affiliate.

Interfund Trades. The Fund may purchase from or sell securities to other Fidelity Funds under procedures adopted by the Board. The procedures have been designed to ensure these interfund trades are executed in accordance with Rule 17a-7 of the 1940 Act.

7. Committed Line of Credit.

The Fund participates with other funds managed by the investment adviser or an affiliate in a $4.25 billion credit facility (the "line of credit") to be utilized for temporary or emergency purposes to fund shareholder redemptions or for other short-term liquidity purposes. The Fund has agreed to pay commitment fees on its pro-rata portion of the line of credit, which amounted to $943 and is reflected in Miscellaneous expenses on the Consolidated Statement of Operations. During the period, the Fund did not borrow on this line of credit.

8. Expense Reductions.

The investment adviser contractually agreed to reimburse the Fund to the extent annual operating expenses exceeded .50% of average net assets. This reimbursement will remain in place through November 30, 2020. Some expenses, for example the compensation of the independent Trustees, and certain miscellaneous expenses such as proxy and shareholder meeting expenses, are excluded from this reimbursement. During the period this reimbursement reduced the Fund's expenses by $80,964.

In addition, through arrangements with the Fund's custodian, credits realized as a result of certain uninvested cash balances were used to reduce the Fund's expenses. During the period, these credits reduced the Fund's custody expenses by $75.

9. Other.

The Fund's organizational documents provide former and current trustees and officers with a limited indemnification against liabilities arising in connection with the performance of their duties to the Fund. In the normal course of business, the Fund may also enter into contracts that provide general indemnifications. The Fund's maximum exposure under these arrangements is unknown as this would be dependent on future claims that may be made against the Fund. The risk of material loss from such claims is considered remote.

Report of Independent Registered Public Accounting Firm

To the Trustees of Fidelity Oxford Street Trust and Shareholders of Fidelity SAI Inflation-Focused Fund:

Opinion on the Financial Statements and Financial Highlights

We have audited the accompanying consolidated statement of assets and liabilities of Fidelity SAI Inflation-Focused Fund and subsidiary (the "Fund"), a fund of Fidelity Oxford Street Trust, including the consolidated schedule of investments, as of July 31, 2019, the related consolidated statement of operations, the consolidated statement of changes in net assets and the consolidated financial highlights for the period from December 20, 2018 (commencement of operations) to July 31, 2019, and the related notes. In our opinion, the consolidated financial statements and consolidated financial highlights present fairly, in all material respects, the financial position of the Fund as of July 31, 2019, and the results of its operations, the changes in its net assets and the financial highlights for the period from December 20, 2018 (commencement of operations) to July 31, 2019, in conformity with accounting principles generally accepted in the United States of America.

Basis for Opinion

These consolidated financial statements and consolidated financial highlights are the responsibility of the Fund's management. Our responsibility is to express an opinion on the Fund's consolidated financial statements and consolidated financial highlights based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Fund in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audit in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement, whether due to error or fraud. The Fund is not required to have, nor were we engaged to perform, an audit of its internal control over financial reporting. As part of our audit we are required to obtain an understanding of internal control over financial reporting but not for the purpose of expressing an opinion on the effectiveness of the Fund’s internal control over financial reporting. Accordingly, we express no such opinion.

Our audit included performing procedures to assess the risks of material misstatement of the consolidated financial statements and consolidated financial highlights, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the consolidated financial statements and consolidated financial highlights. Our audit also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the consolidated financial statements and consolidated financial highlights. Our procedures included confirmation of securities owned as of July 31, 2019, by correspondence with the custodians and brokers; when replies were not received from brokers, we performed other auditing procedures. We believe that our audit provides a reasonable basis for our opinion.

/s/ Deloitte & Touche LLP

Boston, Massachusetts

September 17, 2019

We have served as the auditor of one or more of the Fidelity investment companies since 1999.

Trustees and Officers

The Trustees, Members of the Advisory Board (if any), and officers of the trust and fund, as applicable, are listed below. The Board of Trustees governs the fund and is responsible for protecting the interests of shareholders. The Trustees are experienced executives who meet periodically throughout the year to oversee the fund's activities, review contractual arrangements with companies that provide services to the fund, oversee management of the risks associated with such activities and contractual arrangements, and review the fund's performance.  Each of the Trustees oversees 276 funds.

The Trustees hold office without limit in time except that (a) any Trustee may resign; (b) any Trustee may be removed by written instrument, signed by at least two-thirds of the number of Trustees prior to such removal; (c) any Trustee who requests to be retired or who has become incapacitated by illness or injury may be retired by written instrument signed by a majority of the other Trustees; and (d) any Trustee may be removed at any special meeting of shareholders by a two-thirds vote of the outstanding voting securities of the trust.  Each Trustee who is not an interested person (as defined in the 1940 Act) of the trust and the fund is referred to herein as an Independent Trustee.  Each Independent Trustee shall retire not later than the last day of the calendar year in which his or her 75th birthday occurs.  The Independent Trustees may waive this mandatory retirement age policy with respect to individual Trustees.  Officers and Advisory Board Members hold office without limit in time, except that any officer or Advisory Board Member may resign or may be removed by a vote of a majority of the Trustees at any regular meeting or any special meeting of the Trustees. Except as indicated, each individual has held the office shown or other offices in the same company for the past five years.

The fund’s Statement of Additional Information (SAI) includes more information about the Trustees. To request a free copy, call Fidelity at 1-800-544-3455.

Experience, Skills, Attributes, and Qualifications of the Trustees. The Governance and Nominating Committee has adopted a statement of policy that describes the experience, qualifications, attributes, and skills that are necessary and desirable for potential Independent Trustee candidates (Statement of Policy). The Board believes that each Trustee satisfied at the time he or she was initially elected or appointed a Trustee, and continues to satisfy, the standards contemplated by the Statement of Policy. The Governance and Nominating Committee also engages professional search firms to help identify potential Independent Trustee candidates who have the experience, qualifications, attributes, and skills consistent with the Statement of Policy. From time to time, additional criteria based on the composition and skills of the current Independent Trustees, as well as experience or skills that may be appropriate in light of future changes to board composition, business conditions, and regulatory or other developments, have also been considered by the professional search firms and the Governance and Nominating Committee. In addition, the Board takes into account the Trustees' commitment and participation in Board and committee meetings, as well as their leadership of standing and ad hoc committees throughout their tenure.

In determining that a particular Trustee was and continues to be qualified to serve as a Trustee, the Board has considered a variety of criteria, none of which, in isolation, was controlling. The Board believes that, collectively, the Trustees have balanced and diverse experience, qualifications, attributes, and skills, which allow the Board to operate effectively in governing the fund and protecting the interests of shareholders. Information about the specific experience, skills, attributes, and qualifications of each Trustee, which in each case led to the Board's conclusion that the Trustee should serve (or continue to serve) as a trustee of the fund, is provided below.

Board Structure and Oversight Function. Abigail P. Johnson is an interested person and currently serves as Chairman. The Trustees have determined that an interested Chairman is appropriate and benefits shareholders because an interested Chairman has a personal and professional stake in the quality and continuity of services provided to the fund. Independent Trustees exercise their informed business judgment to appoint an individual of their choosing to serve as Chairman, regardless of whether the Trustee happens to be independent or a member of management. The Independent Trustees have determined that they can act independently and effectively without having an Independent Trustee serve as Chairman and that a key structural component for assuring that they are in a position to do so is for the Independent Trustees to constitute a substantial majority for the Board. The Independent Trustees also regularly meet in executive session. Arthur E. Johnson serves as Chairman of the Independent Trustees and as such (i) acts as a liaison between the Independent Trustees and management with respect to matters important to the Independent Trustees and (ii) with management prepares agendas for Board meetings.

Fidelity® funds are overseen by different Boards of Trustees. The fund's Board oversees Fidelity's investment-grade bond, money market, asset allocation and certain equity funds, and other Boards oversee Fidelity's high income and other equity funds. The asset allocation funds may invest in Fidelity® funds that are overseen by such other Boards. The use of separate Boards, each with its own committee structure, allows the Trustees of each group of Fidelity® funds to focus on the unique issues of the funds they oversee, including common research, investment, and operational issues. On occasion, the separate Boards establish joint committees to address issues of overlapping consequences for the Fidelity® funds overseen by each Board.

The Trustees operate using a system of committees to facilitate the timely and efficient consideration of all matters of importance to the Trustees, the fund, and fund shareholders and to facilitate compliance with legal and regulatory requirements and oversight of the fund's activities and associated risks.  The Board, acting through its committees, has charged the adviser and FMR and its affiliates with (i) identifying events or circumstances the occurrence of which could have demonstrably adverse effects on the fund's business and/or reputation; (ii) implementing processes and controls to lessen the possibility that such events or circumstances occur or to mitigate the effects of such events or circumstances if they do occur; and (iii) creating and maintaining a system designed to evaluate continuously business and market conditions in order to facilitate the identification and implementation processes described in (i) and (ii) above.  Because the day-to-day operations and activities of the fund are carried out by or through the adviser, FMR and its affiliates, and other service providers, the fund's exposure to risks is mitigated but not eliminated by the processes overseen by the Trustees.  While each of the Board's committees has responsibility for overseeing different aspects of the fund's activities, oversight is exercised primarily through the Operations and Audit Committees.  In addition, an ad hoc Board committee of Independent Trustees has worked with FMR to enhance the Board's oversight of investment and financial risks, legal and regulatory risks, technology risks, and operational risks, including the development of additional risk reporting to the Board.  Appropriate personnel, including but not limited to the fund's Chief Compliance Officer (CCO), FMR's internal auditor, the independent accountants, the fund's Treasurer and portfolio management personnel, make periodic reports to the Board's committees, as appropriate, including an annual review of Fidelity's risk management program for the Fidelity® funds.  The responsibilities of each standing committee, including their oversight responsibilities, are described further under "Standing Committees of the Trustees."

Interested Trustees*:

Correspondence intended for a Trustee who is an interested person may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Abigail P. Johnson (1961)

Year of Election or Appointment: 2009

Trustee

Chairman of the Board of Trustees

Ms. Johnson also serves as Trustee of other Fidelity® funds. Ms. Johnson serves as Chairman (2016-present), Chief Executive Officer (2014-present), and Director (2007-present) of FMR LLC (diversified financial services company), President of Fidelity Financial Services (2012-present) and President of Personal, Workplace and Institutional Services (2005-present). Ms. Johnson is Chairman and Director of FMR Co., Inc. (investment adviser firm, 2011-present) and Chairman and Director of FMR (investment adviser firm, 2011-present). Previously, Ms. Johnson served as Vice Chairman (2007-2016) and President (2013-2016) of FMR LLC, President and a Director of FMR (2001-2005), a Trustee of other investment companies advised by FMR, Fidelity Investments Money Management, Inc. (investment adviser firm), and FMR Co., Inc. (2001-2005), Senior Vice President of the Fidelity® funds (2001-2005), and managed a number of Fidelity® funds. Ms. Abigail P. Johnson and Mr. Arthur E. Johnson are not related.

Jennifer Toolin McAuliffe (1959)

Year of Election or Appointment: 2016

Trustee

Ms. McAuliffe also serves as Trustee of other Fidelity® funds. Ms. McAuliffe previously served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Head of Fixed Income of Fidelity Investments Limited (now known as FIL Limited (FIL)) (diversified financial services company). Earlier roles at FIL included Director of Research for FIL’s credit and quantitative teams in London, Hong Kong and Tokyo. Ms. McAuliffe also was the Director of Research for taxable and municipal bonds at Fidelity Investments Money Management, Inc. Ms. McAuliffe is also a director or trustee of several not-for-profit entities.

 * Determined to be an “Interested Trustee” by virtue of, among other things, his or her affiliation with the trust or various entities under common control with FMR.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Independent Trustees:

Correspondence intended for an Independent Trustee may be sent to Fidelity Investments, P.O. Box 55235, Boston, Massachusetts 02205-5235.

Name, Year of Birth; Principal Occupations and Other Relevant Experience+

Elizabeth S. Acton (1951)

Year of Election or Appointment: 2013

Trustee

Ms. Acton also serves as Trustee of other Fidelity® funds. Prior to her retirement in April 2012, Ms. Acton was Executive Vice President, Finance (2011-2012), Executive Vice President, Chief Financial Officer (2002-2011), and Treasurer (2004-2005) of Comerica Incorporated (financial services). Prior to joining Comerica, Ms. Acton held a variety of positions at Ford Motor Company (1983-2002), including Vice President and Treasurer (2000-2002) and Executive Vice President and Chief Financial Officer of Ford Motor Credit Company (1998-2000). Ms. Acton currently serves as a member of the Board of Directors and Audit and Finance Committees of Beazer Homes USA, Inc. (homebuilding, 2012-present). Previously, Ms. Acton served as a Member of the Advisory Board of certain Fidelity® funds (2013-2016).

Ann E. Dunwoody (1953)

Year of Election or Appointment: 2018

Trustee

General Dunwoody also serves as Trustee of other Fidelity® funds. General Dunwoody (United States Army, Retired) was the first woman in U.S. military history to achieve the rank of four-star general and prior to her retirement in 2012 held a variety of positions within the U.S. Army, including Commanding General, U.S. Army Material Command (2008-2012). She is the President of First to Four LLC (leadership and mentoring services, 2012-present). She also serves as a member of the Board of Directors and Nominating and Corporate Governance Committee of L3 Technologies, Inc. (communication, electronic, sensor, and aerospace systems, 2013-present), Board of Directors and Nomination and Corporate Governance Committees of Kforce Inc. (professional staffing services, 2016-present) and Board of Directors of Automattic Inc. (software engineering, 2018-present). Previously, General Dunwoody served as a Member of the Advisory Board of certain Fidelity® funds (2018), a member of the Board of Directors and Audit and Sustainability and Corporate Responsibility Committees of Republic Services, Inc. (waste collection, disposal and recycling, 2013-2016). Ms. Dunwoody also serves on several boards for non-profit organizations, including as a member of the Board of Directors, Chair of the Nomination and Governance Committee and member of the Audit Committee of Logistics Management Institute (consulting non-profit, 2012-present), a member of the Board of Directors of the Army Historical Foundation (2015-present), a member of the Council of Trustees for the Association of the United States Army (advocacy non-profit, 2013-present) and a member of the Board of Trustees of Florida Institute of Technology (2015-present) and ThanksUSA (military family education non-profit, 2014-present).

John Engler (1948)

Year of Election or Appointment: 2014

Trustee

Mr. Engler also serves as Trustee of other Fidelity® funds. He serves on the board of directors for Universal Forest Products (manufacturer and distributor of wood and wood-alternative products, 2003-present) and K12 Inc. (technology-based education company, 2012-present). Previously, Mr. Engler served as interim president of Michigan State University (2018-2019), a Member of the Advisory Board of certain Fidelity® funds (2014-2016), president of the Business Roundtable (2011-2017), a trustee of The Munder Funds (2003-2014), president and CEO of the National Association of Manufacturers (2004-2011), member of the Board of Trustees of the Annie E. Casey Foundation (2004-2015), and as governor of Michigan (1991-2003). He is a past chairman of the National Governors Association.

Robert F. Gartland (1951)

Year of Election or Appointment: 2010

Trustee

Mr. Gartland also serves as Trustee of other Fidelity® funds. Mr. Gartland is Chairman and an investor in Gartland & Mellina Group Corp. (consulting, 2009-present). Previously, Mr. Gartland served as a partner and investor of Vietnam Partners LLC (investments and consulting, 2008-2011). Prior to his retirement, Mr. Gartland held a variety of positions at Morgan Stanley (financial services, 1979-2007), including Managing Director (1987-2007), and Chase Manhattan Bank (1975-1978).

Arthur E. Johnson (1947)

Year of Election or Appointment: 2008

Trustee

Chairman of the Independent Trustees

Mr. Johnson also serves as Trustee of other Fidelity® funds. Mr. Johnson serves as a member of the Board of Directors of Eaton Corporation plc (diversified power management, 2009-present) and Booz Allen Hamilton (management consulting, 2011-present). Prior to his retirement, Mr. Johnson served as Senior Vice President of Corporate Strategic Development of Lockheed Martin Corporation (defense contractor, 1999-2009). Mr. Johnson previously served as Vice Chairman (2015-2018) of the Independent Trustees of certain Fidelity® funds and on the Board of Directors of IKON Office Solutions, Inc. (1999-2008), AGL Resources, Inc. (holding company, 2002-2016), and Delta Airlines (2005-2007). Mr. Arthur E. Johnson is not related to Ms. Abigail P. Johnson.

Michael E. Kenneally (1954)

Year of Election or Appointment: 2009

Trustee

Vice Chairman of the Independent Trustees

Mr. Kenneally also serves as Trustee of other Fidelity® funds. Prior to his retirement, Mr. Kenneally served as Chairman and Global Chief Executive Officer of Credit Suisse Asset Management. Before joining Credit Suisse, he was an Executive Vice President and Chief Investment Officer for Bank of America Corporation. Earlier roles at Bank of America included Director of Research, Senior Portfolio Manager and Research Analyst, and Mr. Kenneally was awarded the Chartered Financial Analyst (CFA) designation in 1991.

Marie L. Knowles (1946)

Year of Election or Appointment: 2001

Trustee

Ms. Knowles also serves as Trustee of other Fidelity® funds. Prior to Ms. Knowles' retirement in June 2000, she served as Executive Vice President and Chief Financial Officer of Atlantic Richfield Company (ARCO) (diversified energy, 1996-2000). From 1993 to 1996, she was a Senior Vice President of ARCO and President of ARCO Transportation Company (pipeline and tanker operations). Ms. Knowles currently serves as a Director and Chairman of the Audit Committee of McKesson Corporation (healthcare service, since 2002). Ms. Knowles is a member of the Board of the Santa Catalina Island Company (real estate, 2009-present). Ms. Knowles is a Member of the Investment Company Institute Board of Governors and a Member of the Governing Council of the Independent Directors Council (2014-present). She also serves as a member of the Advisory Board for the School of Engineering of the University of Southern California. Previously, Ms. Knowles served as a Director of Phelps Dodge Corporation (copper mining and manufacturing, 1994-2007), URS Corporation (engineering and construction, 2000-2003) and America West (airline, 1999-2002). Ms. Knowles previously served as Chairman (2015-2018) and Vice Chairman (2012-2015) of the Independent Trustees of certain Fidelity® funds.

Mark A. Murray (1954)

Year of Election or Appointment: 2016

Trustee

Mr. Murray also serves as Trustee of other Fidelity® funds. Mr. Murray is Vice Chairman (2013-present) of Meijer, Inc. (regional retail chain). Previously, Mr. Murray served as a Member of the Advisory Board of certain Fidelity® funds (2016) and as Co-Chief Executive Officer (2013-2016) and President (2006-2013) of Meijer, Inc. Mr. Murray serves as a member of the Board of Directors and Nuclear Review and Public Policy and Responsibility Committees of DTE Energy Company (diversified energy company, 2009-present). Mr. Murray also serves as a member of the Board of Directors of Spectrum Health (not-for-profit health system, 2015-present). Mr. Murray previously served as President of Grand Valley State University (2001-2006), Treasurer for the State of Michigan (1999-2001), Vice President of Finance and Administration for Michigan State University (1998-1999), and a member of the Board of Directors and Audit Committee and Chairman of the Nominating and Corporate Governance Committee of Universal Forest Products, Inc. (manufacturer and distributor of wood and wood-alternative products, 2004-2016). Mr. Murray is also a director or trustee of many community and professional organizations.

 + The information includes the Trustee's principal occupation during the last five years and other information relating to the experience, attributes, and skills relevant to the Trustee's qualifications to serve as a Trustee, which led to the conclusion that the Trustee should serve as a Trustee for the fund.

Advisory Board Members and Officers:

Correspondence intended for an officer may be sent to Fidelity Investments, 245 Summer Street, Boston, Massachusetts 02210.  Officers appear below in alphabetical order.

Name, Year of Birth; Principal Occupation

Elizabeth Paige Baumann (1968)

Year of Election or Appointment: 2017

Anti-Money Laundering (AML) Officer

Ms. Baumann also serves as AML Officer of other funds. She is Chief AML Officer (2012-present) and Senior Vice President (2014-present) of FMR LLC (diversified financial services company) and is an employee of Fidelity Investments. Previously, Ms. Baumann served as AML Officer of the funds (2012-2016), and Vice President (2007-2014) and Deputy Anti-Money Laundering Officer (2007-2012) of FMR LLC.

Craig S. Brown (1977)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Brown also serves as Assistant Treasurer of other funds. Mr. Brown is an employee of Fidelity Investments (2013-present).

John J. Burke III (1964)

Year of Election or Appointment: 2018

Chief Financial Officer

Mr. Burke also serves as Chief Financial Officer of other funds. Mr. Burke serves as Head of Investment Operations for Fidelity Fund and Investment Operations (2018-present) and is an employee of Fidelity Investments (1998-present). Previously Mr. Burke served as head of Asset Management Investment Operations (2012-2018).

William C. Coffey (1969)

Year of Election or Appointment: 2018

Secretary and Chief Legal Officer (CLO)

Mr. Coffey also serves as Secretary and CLO of other funds. Mr. Coffey serves as CLO, Secretary, and Senior Vice President of Fidelity Management & Research Company and FMR Co., Inc. (investment adviser firms, 2018-present); Secretary of Fidelity SelectCo, LLC and Fidelity Investments Money Management, Inc. (investment adviser firms, 2018-present); and CLO of Fidelity Management & Research (Hong Kong) Limited, FMR Investment Management (UK) Limited, and Fidelity Management & Research (Japan) Limited (investment adviser firms, 2018-present). He is Senior Vice President and Deputy General Counsel of FMR LLC (diversified financial services company, 2010-present), and is an employee of Fidelity Investments. Previously, Mr. Coffey served as Assistant Secretary of certain funds (2009-2018) and as Vice President and Associate General Counsel of FMR LLC (2005-2009).

Jonathan Davis (1968)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Davis also serves as Assistant Treasurer of other funds. Mr. Davis serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments. Previously, Mr. Davis served as Vice President and Associate General Counsel of FMR LLC (diversified financial services company, 2003-2010).

Adrien E. Deberghes (1967)

Year of Election or Appointment: 2010

Assistant Treasurer

Mr. Deberghes also serves as an officer of other funds. He serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), Executive Vice President of Fidelity Investments Money Management, Inc. (FIMM) (investment adviser firm, 2016-present), and is an employee of Fidelity Investments (2008-present). Previously, Mr. Deberghes served as President and Treasurer of certain Fidelity® funds (2013-2018). Prior to joining Fidelity Investments, Mr. Deberghes was Senior Vice President of Mutual Fund Administration at State Street Corporation (2007-2008), Senior Director of Mutual Fund Administration at Investors Bank & Trust (2005-2007), and Director of Finance for Dunkin' Brands (2000-2005). Previously, Mr. Deberghes served in other fund officer roles.

Laura M. Del Prato (1964)

Year of Election or Appointment: 2018

President and Treasurer

Ms. Del Prato also serves as an officer of other funds. Ms. Del Prato is an employee of Fidelity Investments (2017-present). Prior to joining Fidelity Investments, Ms. Del Prato served as a Managing Director and Treasurer of the JPMorgan Mutual Funds (2014-2017). Prior to JPMorgan, Ms. Del Prato served as a partner at Cohen Fund Audit Services (accounting firm, 2012-2013) and KPMG LLP (accounting firm, 2004-2012).

Vince Gubitosi (1972)

Year of Election or Appointment: 2012

Vice President

Mr. Gubitosi also serves as Vice President of other funds. Mr. Gubitosi is the President and Chief Investment Officer of Geode Capital Management, LLC (Geode). Mr. Gubitosi was an employee of Geode from 2002 to 2005, and rejoined Geode in 2007.

Colm A. Hogan (1973)

Year of Election or Appointment: 2016

Assistant Treasurer

Mr. Hogan also serves as an officer of other funds. Mr. Hogan serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2005-present). Previously, Mr. Hogan served as Assistant Treasurer of certain Fidelity® funds (2016-2018).

Chris Maher (1972)

Year of Election or Appointment: 2013

Assistant Treasurer

Mr. Maher serves as Assistant Treasurer of other funds. Mr. Maher is Vice President of Valuation Oversight, serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), and is an employee of Fidelity Investments. Previously, Mr. Maher served as Vice President of Asset Management Compliance (2013), Vice President of the Program Management Group of FMR (investment adviser firm, 2010-2013), and Vice President of Valuation Oversight (2008-2010).

John B. McGinty, Jr. (1962)

Year of Election or Appointment: 2016

Chief Compliance Officer

Mr. McGinty also serves as Chief Compliance Officer of other funds. Mr. McGinty is Senior Vice President of Asset Management Compliance for Fidelity Investments and is an employee of Fidelity Investments (2016-present). Mr. McGinty previously served as Vice President, Senior Attorney at Eaton Vance Management (investment management firm, 2015-2016), and prior to Eaton Vance as global CCO for all firm operations and registered investment companies at GMO LLC (investment management firm, 2009-2015). Before joining GMO LLC, Mr. McGinty served as Senior Vice President, Deputy General Counsel for Fidelity Investments (2007-2009).

Jason P. Pogorelec (1975)

Year of Election or Appointment: 2015

Assistant Secretary

Mr. Pogorelec also serves as Assistant Secretary of other funds. Mr. Pogorelec serves as Vice President, Associate General Counsel (2010-present) and is an employee of Fidelity Investments (2006-present).

Stacie M. Smith (1974)

Year of Election or Appointment: 2013

Assistant Treasurer

Ms. Smith also serves as an officer of other funds. Ms. Smith serves as Assistant Treasurer of FMR Capital, Inc. (2017-present), is an employee of Fidelity Investments (2009-present), and has served in other fund officer roles. Prior to joining Fidelity Investments, Ms. Smith served as Senior Audit Manager of Ernst & Young LLP (accounting firm, 1996-2009). Previously, Ms. Smith served as Assistant Treasurer (2013-2018) and Deputy Treasurer (2013-2016) of certain Fidelity® funds.

Marc L. Spector (1972)

Year of Election or Appointment: 2016

Deputy Treasurer

Mr. Spector also serves as an officer of other funds. Mr. Spector serves as Assistant Treasurer of FMR Capital, Inc. (2017-present) and is an employee of Fidelity Investments (2016-present). Prior to joining Fidelity Investments, Mr. Spector served as Director at the Siegfried Group (accounting firm, 2013-2016), and prior to Siegfried Group as audit senior manager at Deloitte & Touche (accounting firm, 2005-2013).

Jim Wegmann (1979)

Year of Election or Appointment: 2019

Assistant Treasurer

Mr. Wegmann also serves as Assistant Treasurer of other funds. Mr. Wegmann is an employee of Fidelity Investments (2011-present).

Shareholder Expense Example

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs and (2) ongoing costs, including management fees and other Fund expenses. This Example is intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (February 1, 2019 to July 31, 2019).

Actual Expenses

The first line of the accompanying table provides information about actual account values and actual expenses. You may use the information in this line, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000.00 (for example, an $8,600 account value divided by $1,000.00 = 8.6), then multiply the result by the number in the first line under the heading entitled "Expenses Paid During Period" to estimate the expenses you paid on your account during this period. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Hypothetical Example for Comparison Purposes

The second line of the accompanying table provides information about hypothetical account values and hypothetical expenses based on the Fund's actual expense ratio and an assumed rate of return of 5% per year before expenses, which is not the Fund's actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balance or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds. In addition, the Fund, as a shareholder in the underlying Fidelity Central Funds, will indirectly bear its pro-rata share of the fees and expenses incurred by the underlying Fidelity Central Funds. These fees and expenses are not included in the Fund's annualized expense ratio used to calculate the expense estimate in the table below.

Please note that the expenses shown in the table are meant to highlight your ongoing costs only and do not reflect any transaction costs. Therefore, the second line of the table is useful in comparing ongoing costs only, and will not help you determine the relative total costs of owning different funds.

	Annualized Expense Ratio-A	Beginning Account Value February 1, 2019	Ending Account Value July 31, 2019	Expenses Paid During Period-B February 1, 2019 to July 31, 2019
Actual	.50%	$1,000.00	$993.30	$2.47-C
Hypothetical-D		$1,000.00	$1,022.32	$2.51-C

 A Annualized expense ratio reflects consolidated expenses net of applicable fee waivers.

 B Expenses are equal to the Fund's annualized expense ratio, multiplied by the average account value over the period, multiplied by 181/365 (to reflect the one-half year period).

 C If fees and changes to the Fund level expense contract and/ or expense cap effective August 1, 2019, had been in effect during the current period, the restated annualized expense ratio would have been .43% and the expenses paid in the actual and hypothetical examples above would have been $2.13 and $2.16, respectively.

 D 5% return per year before expenses

Distributions (Unaudited)

A total of 99.33% of the dividends distributed during the fiscal year was derived from interest on U.S. Government securities which is generally exempt from state income tax.

The fund will notify shareholders in January 2020 of amounts for use in preparing 2019 income tax returns.

IFF-ANN-0919
1.9892162.100

Item 2.

Code of Ethics

As of the end of the period, July 31, 2019, Fidelity Oxford Street Trust (the trust) has adopted a code of ethics, as defined in Item 2 of Form N-CSR, that applies to its President and Treasurer and its Chief Financial Officer.  A copy of the code of ethics is filed as an exhibit to this Form N-CSR.

Item 3.

Audit Committee Financial Expert

The Board of Trustees of the trust has determined that Elizabeth S. Acton is an audit committee financial expert, as defined in Item 3 of Form N-CSR.   Ms. Acton is independent for purposes of Item 3 of Form N-CSR.

Item 4.

Principal Accountant Fees and Services

Fees and Services

The following table presents fees billed by Deloitte & Touche LLP, the member firms of Deloitte Touche Tohmatsu, and their respective affiliates (collectively, “Deloitte Entities”) in each of the last two fiscal years for services rendered to Fidelity SAI Inflation-Focused Fund (the “Fund”):

Services Billed by Deloitte Entities

July 31, 2019 FeesA,B

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Inflation-Focused Fund	$42,000	$-	$7,100	$800

July 31, 2018 FeesB

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity SAI Inflation-Focused Fund	$-	$-	$-	$-

A Amounts may reflect rounding.

B Fidelity SAI Inflation-Focused Fund commenced operations on December 20, 2018.

The following table presents fees billed by PricewaterhouseCoopers LLP (“PwC”) in each of the last two fiscal years for services rendered to Fidelity Commodity Strategy Fund and Fidelity Series Commodity Strategy Fund (the “Funds”):

Services Billed by PwC

July 31, 2019 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Fund	$74,000	$6,200	$6,700	$3,600
Fidelity Series Commodity Strategy Fund	$74,000	$6,200	$6,900	$3,600

July 31, 2018 FeesA

	Audit Fees	Audit-Related Fees	Tax Fees	All Other Fees
Fidelity Commodity Strategy Fund	$73,000	$6,200	$6,900	$3,500
Fidelity Series Commodity Strategy Fund	$74,000	$8,400	$6,900	$4,600

A Amounts may reflect rounding.

The following table presents fees billed by Deloitte Entities and PwC that were required to be approved by the Audit Committee for services that relate directly to the operations and financial reporting of the Funds and that are rendered on behalf of Geode Capital Management, LLC (“Geode”) and entities controlling, controlled by, or under common control with Geode (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser) that provide ongoing services to the Funds (“Fund Service Providers”):

Services Billed by Deloitte Entities

	July 31, 2019A,B	July 31, 2018B
Audit-Related Fees	$290,000	$-
Tax Fees	$-	$-
All Other Fees	$-	$-

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Inflation-Focused Fund’s commencement of operations.

Services Billed by PwC

	July 31, 2019A	July 31, 2018A
Audit-Related Fees	$7,995,000	$7,930,000
Tax Fees	$10,000	$20,000
All Other Fees	$-	$-

A Amounts may reflect rounding.

“Audit-Related Fees” represent fees billed for assurance and related services that are reasonably related to the performance of the fund audit or the review of the fund's financial statements and that are not reported under Audit Fees.

“Tax Fees” represent fees billed for tax compliance, tax advice or tax planning that relate directly to the operations and financial reporting of the fund.

“All Other Fees” represent fees billed for services provided to the fund or Fund Service Provider, a significant portion of which are assurance related, that relate directly to the operations and financial reporting of the fund, excluding those services that are reported under Audit Fees, Audit-Related Fees or Tax Fees.

Assurance services must be performed by an independent public accountant.

* * *

The aggregate non-audit fees billed by Deloitte Entities and PwC for services rendered to the Funds, Geode (not including any sub-adviser whose role is primarily portfolio management and is subcontracted with or overseen by another investment adviser), and any Fund Service Provider for each of the last two fiscal years of the Funds are as follows:

Billed By	July 31, 2019A,B	July 31, 2018A,B
Deloitte Entities	$710,000	$-
PwC	$12,635,000	$11,235,000

A Amounts may reflect rounding.

B May include amounts billed prior to the Fidelity SAI Inflation-Focused Fund’s commencement of operations.

The trust's Audit Committee has considered non-audit services that were not pre-approved that were provided by Deloitte Entities and PwC to Fund Service Providers to be compatible with maintaining the independence of Deloitte Entities and PwC in their audits of the Funds, taking into account representations from Deloitte Entities and PwC, in accordance with Public Company Accounting Oversight Board rules, regarding their independence from the Funds and their related entities and Geode’s review of the appropriateness and permissibility under applicable law of such non-audit services prior to their provision to the Fund Service Providers.

Audit Committee Pre-Approval Policies and Procedures

The trust’s Audit Committee must pre-approve all audit and non-audit services provided by a fund’s independent registered public accounting firm relating to the operations or financial reporting of the fund. Prior to the commencement of any audit or non-audit services to a fund, the Audit Committee reviews the services to determine whether they are appropriate and permissible under applicable law.

The Audit Committee has adopted policies and procedures to, among other purposes, provide a framework for the Committee’s consideration of non-audit services by the audit firms that audit the Fidelity funds. The policies and procedures require that any non-audit service provided by a fund audit firm to a Fidelity fund and any non-audit service provided by a fund auditor to a Fund Service Provider that relates directly to the operations and financial reporting of a Fidelity fund (“Covered Service”) are subject to approval by the Audit Committee before such service is provided.

All Covered Services must be approved in advance of provision of the service either: (i) by formal resolution of the Audit Committee, or (ii) by oral or written approval of the service by the Chair of the Audit Committee (or if the Chair is unavailable, such other member of the Audit Committee as may be designated by the Chair to act in the Chair’s absence). The approval contemplated by (ii) above is permitted where the Treasurer determines that action on such an engagement is necessary before the next meeting of the Audit Committee.

Non-audit services provided by a fund audit firm to a Fund Service Provider that do not relate directly to the operations and financial reporting of a Fidelity fund are reported to the Audit Committee periodically.

Non-Audit Services Approved Pursuant to Rule 2-01(c)(7)(i)(C) and (ii) of Regulation S-X (“De Minimis Exception”)

There were no non-audit services approved or required to be approved by the Audit Committee pursuant to the De Minimis Exception during the Funds’ last two fiscal years relating to services provided to (i) the Funds or (ii) any Fund Service Provider that relate directly to the operations and financial reporting of the Funds.

Item 5.

Audit Committee of Listed Registrants

Not applicable.

Item 6.

Investments

(a)

Not applicable.

(b)

Not applicable

Item 7.

Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not applicable.

Item 8.

Portfolio Managers of Closed-End Management Investment Companies

Not applicable.

Item 9.

Purchase of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

Not applicable.

Item 10.

Submission of Matters to a Vote of Security Holders

There were no material changes to the procedures by which shareholders may recommend nominees to the trust’s Board of Trustees.

Item 11.

Controls and Procedures

(a)(i)  The President and Treasurer and the Chief Financial Officer have concluded that the trust’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii)  There was no change in the trust’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the trust’s internal control over financial reporting.

Item 12.

Disclosure of Securities Lending Activities for Closed-End Management

Investment Companies

Not applicable.

Item 13.

Exhibits

(a)	(1)	Code of Ethics pursuant to Item 2 of Form N-CSR is filed and attached hereto as EX-99.CODE ETH.
(a)	(2)	Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.
(a)	(3)	Not applicable.
(b)		Certification pursuant to Rule 30a-2(b) under the Investment Company Act of 1940 (17 CFR 270.30a-2(b)) is furnished and attached hereto as Exhibit 99.906CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fidelity Oxford Street Trust

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 24, 2019

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/Laura M. Del Prato
Laura M. Del Prato
President and Treasurer

Date:	September 24, 2019

By:	/s/John J. Burke III
John J. Burke III
Chief Financial Officer

Date:	September 24, 2019